UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Lifetime Funds (Classes T, T1 and L)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund I

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2015 Fund I (Class T Shares) returned 5.57%, relative to the 5.14% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2015 Index.

Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Conservative 2015 Index
	10,000.00	10,000.00
2009*	11,836.51	11,629.46
2010	13,100.38	12,908.70
2011	13,397.75	13,573.49
2012	14,839.35	14,910.48
2013	15,772.22	15,669.73
2014	16,650.73	16,474.91

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception*
Class T	5.57%	7.06%	9.41%
Class T1	5.47%	6.96%	9.32%

*Since inception on May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	60.29%
International Equity	6.64
Large Cap Equity	11.74
Mid Cap Equity	5.05
Real Estate Equity	6.21
Small Cap Equity	2.57
Fixed Interest Contract	7.50
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014 (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$1,001.95	$4.30

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.91	$4.34

Class T1
Actual	$1,000.00	$1,001.63	$4.80

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.41	$4.85

*Expenses are equal to the Fund’s annualized expense ratio of 0.85% for the Class T shares and 0.95% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.73%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund II

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2015 Fund II (Class T Shares) returned 6.04%, relative to the 5.55% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2015 Index.

Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Moderate 2015 Index
	10,000.00	10,000.00
2009*	12,048.11	12,154.67
2010	13,444.63	13,731.13
2011	13,644.96	14,129.33
2012	15,270.07	15,752.79
2013	16,640.52	17,406.32
2014	17,645.10	18,373.06

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception
Class T	6.04%	7.93%	10.55%*
Class T1	5.93%	7.82%	10.45%*
Class L	5.79%	N/A	6.19%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	51.88%
International Equity	8.90
Large Cap Equity	15.67
Mid Cap Equity	6.73
Real Estate Equity	6.92
Small Cap Equity	3.44
Fixed Interest Contract	6.46
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014 (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$1,003.40	$4.41

Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.45

Class T1
Actual	$1,000.00	$1,003.52	$4.91

Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.95

Class L
Actual	$1,000.00	$1,002.60	$5.61

Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65

*Expenses are equal to the Fund’s annualized expense ratio of 0.87% for the Class T shares, 0.97% for the Class T1 shares and 1.12% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.75%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund III

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2015 Fund III (Class T Shares) returned 6.41%, relative to the 5.97% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2015 Index.

Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Aggressive 2015 Index
	10,000.00	10,000.00
2009*	12,307.03	12,650.53
2010	13,850.97	14,543.05
2011	13,893.90	14,627.40
2012	15,701.50	16,550.91
2013	17,548.62	19,221.33
2014	18,672.93	20,368.93

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception*
Class T	6.41%	8.69%	11.65%
Class T1	6.39%	8.62%	11.58%

*Since inception on May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	43.84%
International Equity	10.91
Large Cap Equity	19.51
Mid Cap Equity	8.44
Real Estate Equity	7.57
Small Cap Equity	4.29
Fixed Interest Contract	5.44
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014 (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$1,004.73	$4.41

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.81	$4.45

Class T1
Actual	$1,000.00	$1,005.42	$4.91

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.31	$4.95

*Expenses are equal to the Fund’s annualized expense ratio of 0.88% for the Class T shares and 0.98% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.76%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund I

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2025 Fund I (Class T Shares) returned 5.79%, relative to the 5.90% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2025 Index.

The Fund was generally in-line with its benchmark as it benefitted from its exposure to real estate and from its more limited exposure to commodities, but was held back by its lack of long-term bonds. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton) while being held back by others (Great-West Ariel Mid Cap Value, Great-West T. Rowe Price Equity Income, and Wells Fargo Advantage Common Stock).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Conservative 2025 Index
	10,000.00	10,000.00
2009*	12,215.01	12,164.55
2010	13,712.66	13,738.64
2011	13,742.83	14,201.64
2012	15,466.18	15,870.33
2013	17,087.26	17,304.94
2014	18,075.77	18,326.42

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception*
Class T	5.79%	8.15%	11.01%
Class T1	5.67%	8.04%	10.91%

*Since inception on May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	51.77%
International Equity	11.02
Large Cap Equity	16.15
Mid Cap Equity	6.94
Real Estate Equity	5.87
Small Cap Equity	4.25
Fixed Interest Contract	4.00
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014 (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$1,001.49	$4.50

Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	$4.55

Class T1
Actual	$1,000.00	$1,001.52	$5.00

Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$5.05

*Expenses are equal to the Fund’s annualized expense ratio of 0.90% for the Class T shares and 1.00% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.78%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund II

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2025 Fund II (Class T Shares) returned 6.24%, relative to the 6.04% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2025 Index.

Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Moderate 2025 Index
	10,000.00	10,000.00
2009*	12,514.46	12,752.99
2010	14,169.75	14,690.17
2011	14,028.05	14,725.43
2012	15,982.16	16,738.40
2013	18,306.04	19,462.72
2014	19,447.45	20,638.64

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception
Class T	6.24%	9.21%	12.45%*
Class T1	6.17%	9.13%	12.36%*
Class L	5.98%	N/A	7.26%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	39.10%
International Equity	14.82
Large Cap Equity	21.67
Mid Cap Equity	9.31
Real Estate Equity	6.42
Small Cap Equity	5.66
Fixed Interest Contract	3.02
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014 (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$1,003.85	$4.71

Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.75

Class T1
Actual	$1,000.00	$1,003.36	$5.21

Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.25

Class L
Actual	$1,000.00	$1,002.58	$5.91

Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	$5.96

*Expenses are equal to the Fund’s annualized expense ratio of 0.93% for the Class T shares, 1.03% for the Class T1 shares and 1.18% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.81%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund III

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2025 Fund III (Class T Shares) returned 6.81%, relative to the 6.14% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2025 Index.

Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Aggressive 2025 Index
	10,000.00	10,000.00
2009*	12,762.75	13,113.33
2010	14,589.83	15,295.38
2011	14,248.43	14,997.12
2012	16,402.79	17,261.69
2013	19,441.08	21,080.97
2014	20,765.95	22,375.14

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception*
Class T	6.81%	10.22%	13.76%
Class T1	6.61%	10.09%	13.64%

*Since inception on May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	26.38%
International Equity	18.40
Large Cap Equity	27.36
Mid Cap Equity	11.76
Real Estate Equity	6.92
Small Cap Equity	7.15
Fixed Interest Contract	2.03
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014 (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$1,006.46	$4.72

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.51	$4.75

Class T1
Actual	$1,000.00	$1,004.86	$5.21

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.01	$5.25

*Expenses are equal to the Fund’s annualized expense ratio of 0.93% for the Class T shares and 1.03% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.81%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund I

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2035 Fund I (Class T Shares) returned 6.03%, relative to the 6.06% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2035 Index.

The Fund was generally in-line with its benchmark as it benefitted from its exposure to real estate and from its more limited exposure to commodities, but was held back by its lack of long-term bonds. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton) while being held back by others (Great-West Ariel Mid Cap Value, Great-West T. Rowe Price Equity Income, and Wells Fargo Advantage Common Stock).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Conservative 2035 Index
	10,000.00	10,000.00
2009*	12,649.85	12,746.43
2010	14,394.95	14,673.69
2011	14,104.17	14,701.57
2012	16,181.71	16,755.38
2013	18,889.62	19,386.10
2014	20,028.41	20,559.98

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception*
Class T	6.03%	9.62%	13.04%
Class T1	5.86%	9.51%	12.92%

*Since inception on May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	33.49%
International Equity	19.08
Large Cap Equity	23.44
Mid Cap Equity	10.08
Real Estate Equity	5.54
Small Cap Equity	7.17
Fixed Interest Contract	1.20
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014 (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$1,000.91	$4.80

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.41	$4.85

Class T1
Actual	$1,000.00	$1,000.33	$5.30

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.91	$5.35

*Expenses are equal to the Fund’s annualized expense ratio of 0.96% for the Class T shares and 1.06% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.84%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund II

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2035 Fund II (Class T Shares) returned 6.30%, relative to the 5.80% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2035 Index.

Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Moderate 2035 Index
	10,000.00	10,000.00
2009*	12,819.33	13,114.64
2010	14,690.51	15,283.80
2011	14,224.82	14,935.33
2012	16,476.61	17,229.40
2013	19,894.39	21,025.89
2014	21,148.61	22,245.23

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception
Class T	6.30%	10.53%	14.13%*
Class T1	6.21%	10.41%	14.02%*
Class L	5.96%	N/A	8.33%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	18.34%
International Equity	23.99
Large Cap Equity	29.47
Mid Cap Equity	12.63
Real Estate Equity	5.92
Small Cap Equity	8.99
Fixed Interest Contract	0.66
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014 (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$1,001.53	$4.90

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.31	$4.95

Class T1
Actual	$1,000.00	$1,001.51	$5.40

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.81	$5.45

Class L
Actual	$1,000.00	$999.43	$6.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.01	$6.26

*Expenses are equal to the Fund’s annualized expense ratio of 0.98% for the Class T shares, 1.08% for the Class T1 shares and 1.23% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.86%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund III

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2035 Fund III (Class T Shares) returned 6.60%, relative to the 5.67% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2035 Index.

Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Aggressive 2035 Index
	10,000.00	10,000.00
2009*	12,981.32	13,269.90
2010	14,946.64	,15,540.38
2011	14,380.16	15,021.33
2012	16,754.33	17,423.24
2013	20,647.73	21,787.17
2014	22,009.45	23,021.64

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception*
Class T	6.60%	11.14%	14.94%
Class T1	6.44%	10.99%	14.81%

* Since inception on May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	8.69%
International Equity	26.74
Large Cap Equity	33.33
Mid Cap Equity	14.46
Real Estate Equity	6.24
Small Cap Equity	10.23
Fixed Interest Contract	0.31
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014 (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$1,002.56	$4.91

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.31	$4.95

Class T1
Actual	$1,000.00	$1,001.39	$5.40

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.81	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 0.97% for the Class T shares and 1.07% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.85%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund I

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2045 Fund I (Class T Shares) returned 5.72%, relative to the 5.57% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2045 Index.

Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Conservative 2045 Index
	10,000.00	10,000.00
2009*	12,817.57	12,971.52
2010	14,659.94	15,045.67
2011	14,189.36	14,803.44
2012	16,418.51	17,046.16
2013	19,722.98	20,382.65
2014	20,851.57	21,517.15

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception*
Class T	5.72%	10.22%	13.85%
Class T1	5.64%	10.11%	13.73%

*Since inception on May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	18.71%
International Equity	26.78
Large Cap Equity	27.61
Mid Cap Equity	11.88
Real Estate Equity	5.22
Small Cap Equity	9.80
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014 (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$997.37	$4.99

Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$5.05

Class T1
Actual	$1,000.00	$996.92	$5.49

Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the Class T shares and 1.09% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.87%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund II

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2045 Fund II (Class T Shares) returned 5.89%, relative to the 5.25% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2045 Index.

Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Moderate 2045 Index
	10,000.00	10,000.00
2009*	12,961.45	13,211.76
2010	14,905.86	15,427.37
2011	14,297.70	14,935.24
2012	16,643.95	17,300.98
2013	20,393.89	21,291.96
2014	21,594.95	22,409.24

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception
Class T	5.89%	10.75%	14.55%*
Class T1	5.72%	10.63%	14.43%*
Class L	5.58%	N/A	8.55%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	9.18%
International Equity	30.08
Large Cap Equity	30.98
Mid Cap Equity	13.33
Real Estate Equity	5.43
Small Cap Equity	11.00
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014 (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$997.02	$4.99

Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$5.05

Class T1
Actual	$1,000.00	$996.09	$5.49

Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55

Class L
Actual	$1,000.00	$995.31	$6.29

Hypothetical (5% return before expenses)	$1,000.00	$1,018.91	$6.36

*Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the Class T shares, 1.10% for the Class T1 shares and 1.25% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.88%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund III

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2045 Fund III (Class T Shares) returned 5.60%, relative to the 5.11% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2045 Index.

Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Aggressive 2045 Index
	10,000.00	10,000.00
2009	13,028.29	13,325.49
2010	15,011.63	15,608.15
2011	14,345.11	14,994.75
2012	16,750.79	17,416.40
2013	20,706.79	21,706.96
2014	21,866.05	22,817.00

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception*
Class T	5.60%	10.91%	14.81%
Class T1	5.75%	10.84%	14.74%

*Since inception on May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	5.23%
International Equity	31.16
Large Cap Equity	32.49
Mid Cap Equity	14.04
Real Estate Equity	5.59
Small Cap Equity	11.49
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014 (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$994.01	$4.89

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.31	$4.95

Class T1
Actual	$1,000.00	$996.16	$5.39

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.81	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 0.98% for the Class T shares and 1.08% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.86%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund I

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2055 Fund I (Class T Shares) returned 5.26%, relative to the 5.07% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2055 Index.

Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Conservative 2055 Index
	10,000.00	10,000.00
2009*	12,844.20	13,044.65
2010	14,716.22	15,139.62
2011	14,162.89	14,791.41
2012	16,411.96	17,084.08
2013	19,754.14	20,455.45
2014	20,792.92	21,492.13

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception*
Class T	5.26%	10.11%	13.79%
Class T1	5.05%	9.98%	13.67%

*Since inception on May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	15.27%
International Equity	30.79
Large Cap Equity	26.77
Mid Cap Equity	11.49
Real Estate Equity	4.89
Small Cap Equity	10.79
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$992.80	$4.98

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$5.05

Class T1
Actual	$1,000.00	$991.71	$5.48

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.71	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the Class T shares and 1.10% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.88%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund II

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2055 Fund II (Class T Shares) returned 5.21%, relative to the 4.74% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2055 Index.

Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Moderate 2055 Index
	10,000.00	10,000.00
2009*	13,001.09	13,263.55
2010	14,946.58	15,485.19
2011	14,271.00	14,904.50
2012	16,637.13	17,289.22
2013	20,364.81	21,177.97
2014	21,425.76	22,182.23

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Since Inception
Class T	5.21%	10.50%	14.39%*
Class T1	5.13%	10.39%	14.26%*
Class L	5.01%	N/A	8.24%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	8.05%
International Equity	33.58
Large Cap Equity	29.11
Mid Cap Equity	12.54
Real Estate Equity	4.94
Small Cap Equity	11.78
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$991.64	$5.08

Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.15

Class T1
Actual	$1,000.00	$991.61	$5.58

Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65

Class L
Actual	$1,000.00	$990.76	$6.37

Hypothetical (5% return before expenses)	$1,000.00	$1,018.81	$6.46

*Expenses are equal to the Fund’s annualized expense ratio of 1.02% for the Class T shares, 1.12% for the Class T1 shares and 1.27% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.90%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund III

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Lifetime 2055 Fund III (Class T Shares) returned 5.27%, relative to the 4.58% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2055 Index.

Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Invesco International Growth, and Janus Triton).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Class T)	Morningstar Lifetime Aggressive 2055 Index
	10,000.00	10,000.00
2009*	13,054.56	13,373.31
2010	15,017.44	15,660.15
2011	14,296.61	14,960.14
2012	16,699.87	17,389.67
2013	20,584.14	21,540.59
2014	21,669.16	22,527.82

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Year	Since Inception*
Class T	5.27%	10.67%	14.62%
Class T1	5.08%	10.57%	14.53%

*Since inception on May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	5.03%
International Equity	34.60
Large Cap Equity	30.21
Mid Cap Equity	13.03
Real Estate Equity	4.94
Small Cap Equity	12.19
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class T
Actual	$1,000.00	$991.91	$4.98

Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$5.05

Class T1
Actual	$1,000.00	$990.74	$5.47

Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the Class T shares and 1.10% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.88%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND I

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
468,723	American Century Inflation Adjusted Bond Fund Investor Class	$5,446,558
2,018,338	Great-West Bond Index Fund Initial Class(a)	27,590,677
1,550,245	Great-West Federated Bond Fund Initial Class(a)	16,587,624
844,938	Great-West Loomis Sayles Bond Fund Initial Class(a)	11,153,179
1,681,671	Great-West Putnam High Yield Bond Fund Initial Class(a)	14,008,317
589,809	Great-West Short Duration Bond Fund Initial Class(a)	6,075,029
622,182	Great-West Templeton Global Bond Fund Initial Class(a)	5,624,530
948,534	Oppenheimer International Bond Fund Class A	5,615,322

TOTAL BOND MUTUAL FUNDS — 48.76% (Cost $94,441,898)		$92,101,236

EQUITY MUTUAL FUNDS
30,053	Allianz NFJ Small Cap Value Fund Class A	773,554
41,896	Cohen & Steers International Realty Fund Class A	470,498
229,923	Great-West American Century Growth Fund Initial Class(a)	2,579,736
389,613	Great-West Ariel Mid Cap Value Fund Initial Class(a)	631,173
208,354	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,516,913
467,096	Great-West International Index Fund Initial Class(a)	4,895,172
32,796	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	802,522
99,197	Great-West MFS International Growth Fund Initial Class(a)	1,112,989
121,954	Great-West MFS International Value Fund Initial Class(a)	1,351,248
265,770	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,482,289
219,870	Great-West Putnam Equity Income Fund Initial Class(a)	3,067,194
378,329	Great-West Real Estate Index Fund Initial Class(a)	4,732,896
609,504	Great-West S&P 500® Index Fund Initial Class(a)	10,989,356

Shares		Fair Value

Equity Mutual Funds — (continued)
322,253	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$4,730,673
192,175	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,431,009
158,931	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,059,418
53,340	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,170,813
21,043	Harbor International Fund Investor Class	1,350,334
22,341	Invesco Developing Markets Fund Class R5	678,958
69,456	Invesco Global Real Estate Fund Class R5	902,228
33,952	Invesco International Growth Fund Class R5	1,109,897
16,254	Invesco Small Cap Discovery Fund Class A	169,369
29,290	Janus Triton Fund Class S	677,490
98,176	Nuveen Real Estate Securities Fund Investor Class	2,366,031
44,550	Oppenheimer Developing Markets Fund Class A	1,582,424
1,996,320	PIMCO Real Return Fund Admin Class	21,799,811
87,142	T. Rowe Price Real Estate Fund Advisor Class	2,365,047
43,672	Third Avenue Real Estate Value Fund Institutional Class	1,374,352
21,449	Wells Fargo Advantage Common Stock Fund Class A	489,887

TOTAL EQUITY MUTUAL FUNDS — 43.76% (Cost $79,250,701)		$82,663,281

Account Balance

FIXED INTEREST CONTRACT
14,161,652(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	14,161,652

TOTAL FIXED INTEREST CONTRACT — 7.50% (Cost $14,161,652)		$14,161,652

TOTAL INVESTMENTS — 100.02% (Cost $187,854,251)		$188,926,169

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(35,461)

TOTAL NET ASSETS — 100.00%		$188,890,708

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND II

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
2,111,759	American Century Inflation Adjusted Bond Fund Investor Class	$24,538,644
9,094,508	Great-West Bond Index Fund Initial Class(a)	124,321,917
6,967,330	Great-West Federated Bond Fund Initial Class(a)	74,550,432
3,768,912	Great-West Loomis Sayles Bond Fund Initial Class(a)	49,749,636
7,575,132	Great-West Putnam High Yield Bond Fund Initial Class(a)	63,100,853
2,649,709	Great-West Short Duration Bond Fund Initial Class(a)	27,292,003
2,790,105	Great-West Templeton Global Bond Fund Initial Class(a)	25,222,545
4,268,551	Oppenheimer International Bond Fund Class A	25,269,824

TOTAL BOND MUTUAL FUNDS — 41.94% (Cost $425,286,745)		$414,045,854

EQUITY MUTUAL FUNDS
214,671	Allianz NFJ Small Cap Value Fund Class A	5,525,632
254,323	Cohen & Steers International Realty Fund Class A	2,856,053
1,556,924	Great-West American Century Growth Fund Initial Class(a)	17,468,691
2,678,985	Great-West Ariel Mid Cap Value Fund Initial Class(a)	4,339,955
1,430,322	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	17,278,289
3,297,714	Great-West International Index Fund Initial Class(a)	34,560,042
226,493	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	5,542,272
694,414	Great-West MFS International Growth Fund Initial Class(a)	7,791,326
853,854	Great-West MFS International Value Fund Initial Class(a)	9,460,704
1,869,828	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	17,464,190
1,524,550	Great-West Putnam Equity Income Fund Initial Class(a)	21,267,477
2,170,010	Great-West Real Estate Index Fund Initial Class(a)	27,146,830
4,283,981	Great-West S&P 500® Index Fund Initial Class(a)	77,240,184

Shares		Fair Value

Equity Mutual Funds — (continued)
2,264,985	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$33,249,974
1,343,629	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	16,996,901
1,106,159	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	21,293,568
373,219	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	8,192,164
147,072	Harbor International Fund Investor Class	9,437,633
159,305	Invesco Developing Markets Fund Class R5	4,841,267
433,796	Invesco Global Real Estate Fund Class R5	5,635,016
238,601	Invesco International Growth Fund Class R5	7,799,863
113,258	Invesco Small Cap Discovery Fund Class A	1,180,152
204,188	Janus Triton Fund Class S	4,722,862
563,329	Nuveen Real Estate Securities Fund Investor Class	13,576,241
314,294	Oppenheimer Developing Markets Fund Class A	11,163,724
8,996,722	PIMCO Real Return Fund Admin Class	98,244,206
497,571	T. Rowe Price Real Estate Fund Advisor Class	13,504,072
269,424	Third Avenue Real Estate Value Fund Institutional Class	8,478,758
151,122	Wells Fargo Advantage Common Stock Fund Class A	3,451,616

TOTAL EQUITY MUTUAL FUNDS — 51.62% (Cost $474,101,972)		$509,709,662

Account Balance

FIXED INTEREST CONTRACT
63,756,443(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	63,756,443
TOTAL FIXED INTEREST CONTRACT — 6.46% (Cost $63,756,443)		$63,756,443

TOTAL INVESTMENTS — 100.02% (Cost $963,145,160)		$987,511,959

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(187,707)

TOTAL NET ASSETS — 100.00%		$987,324,252

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND III

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
75,805	American Century Inflation Adjusted Bond Fund Investor Class	$880,854
325,599	Great-West Bond Index Fund Initial Class(a)	4,450,946
249,933	Great-West Federated Bond Fund Initial Class(a)	2,674,288
136,875	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,806,754
271,118	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,258,410
94,773	Great-West Short Duration Bond Fund Initial Class(a)	976,161
100,549	Great-West Templeton Global Bond Fund Initial Class(a)	908,960
152,517	Oppenheimer International Bond Fund Class A	902,899

TOTAL BOND MUTUAL FUNDS — 35.45% (Cost $15,147,167)		$14,859,272

EQUITY MUTUAL FUNDS
11,167	Allianz NFJ Small Cap Value Fund Class A	287,431
12,556	Cohen & Steers International Realty Fund Class A	140,998
86,167	Great-West American Century Growth Fund Initial Class(a)	966,792
142,835	Great-West Ariel Mid Cap Value Fund Initial Class(a)	231,393
78,191	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	944,553
170,896	Great-West International Index Fund Initial Class(a)	1,790,995
12,401	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	303,446
36,736	Great-West MFS International Growth Fund Initial Class(a)	412,175
44,702	Great-West MFS International Value Fund Initial Class(a)	495,303
97,167	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	907,537
81,870	Great-West Putnam Equity Income Fund Initial Class(a)	1,142,084
99,365	Great-West Real Estate Index Fund Initial Class(a)	1,243,061
223,144	Great-West S&P 500® Index Fund Initial Class(a)	4,023,279

Shares		Fair Value

Equity Mutual Funds — (continued)
118,716	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$1,742,744
71,063	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	898,950
59,123	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,138,122
20,009	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	439,196
7,697	Harbor International Fund Investor Class	493,942
8,230	Invesco Developing Markets Fund Class R5	250,103
21,066	Invesco Global Real Estate Fund Class R5	273,652
12,434	Invesco International Growth Fund Class R5	406,482
5,948	Invesco Small Cap Discovery Fund Class A	61,977
10,729	Janus Triton Fund Class S	248,162
25,746	Nuveen Real Estate Securities Fund Investor Class	620,475
16,431	Oppenheimer Developing Markets Fund Class A	583,631
322,429	PIMCO Real Return Fund Admin Class	3,520,927
22,825	T. Rowe Price Real Estate Fund Advisor Class	619,459
13,207	Third Avenue Real Estate Value Fund Institutional Class	415,619
8,001	Wells Fargo Advantage Common Stock Fund Class A	182,748

TOTAL EQUITY MUTUAL FUNDS — 59.13% (Cost $25,344,621)		$24,785,236

Account Balance

FIXED INTEREST CONTRACT
2,279,051(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	2,279,051

TOTAL FIXED INTEREST CONTRACT — 5.44% (Cost $2,279,051)		$2,279,051

TOTAL INVESTMENTS — 100.02% (Cost $42,770,839)		$41,923,559

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(8,815)

TOTAL NET ASSETS — 100.00%		$41,914,744

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND I

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
385,919	American Century Inflation Adjusted Bond Fund Investor Class	$4,484,374
3,081,450	Great-West Bond Index Fund Initial Class(a)	42,123,419
2,362,245	Great-West Federated Bond Fund Initial Class(a)	25,276,018
1,275,003	Great-West Loomis Sayles Bond Fund Initial Class(a)	16,830,043
2,547,396	Great-West Putnam High Yield Bond Fund Initial Class(a)	21,219,810
486,787	Great-West Short Duration Bond Fund Initial Class(a)	5,013,911
1,014,328	Great-West Templeton Global Bond Fund Initial Class(a)	9,169,528
1,552,823	Oppenheimer International Bond Fund Class A	9,192,716

TOTAL BOND MUTUAL FUNDS — 45.62% (Cost $136,610,260)		$133,309,819

EQUITY MUTUAL FUNDS
78,718	Allianz NFJ Small Cap Value Fund Class A	2,026,197
64,837	Cohen & Steers International Realty Fund Class A	728,119
476,035	Great-West American Century Growth Fund Initial Class(a)	5,341,107
811,090	Great-West Ariel Mid Cap Value Fund Initial Class(a)	1,313,966
438,206	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	5,293,524
1,180,628	Great-West International Index Fund Initial Class(a)	12,372,977
83,169	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,035,150
248,544	Great-West MFS International Growth Fund Initial Class(a)	2,788,667
306,507	Great-West MFS International Value Fund Initial Class(a)	3,396,101
569,821	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,322,124
465,467	Great-West Putnam Equity Income Fund Initial Class(a)	6,493,259
540,004	Great-West Real Estate Index Fund Initial Class(a)	6,755,449
1,306,582	Great-West S&P 500® Index Fund Initial Class(a)	23,557,675

Shares		Fair Value

Equity Mutual Funds — (continued)
691,862	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$10,156,537
490,272	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	6,201,943
337,547	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	6,497,787
112,941	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,479,053
52,857	Harbor International Fund Investor Class	3,391,810
66,524	Invesco Developing Markets Fund Class R5	2,021,667
110,082	Invesco Global Real Estate Fund Class R5	1,429,970
85,630	Invesco International Growth Fund Class R5	2,799,248
41,957	Invesco Small Cap Discovery Fund Class A	437,196
74,349	Janus Triton Fund Class S	1,719,699
140,922	Nuveen Real Estate Securities Fund Investor Class	3,396,213
132,507	Oppenheimer Developing Markets Fund Class A	4,706,648
1,647,486	PIMCO Real Return Fund Admin Class	17,990,549
124,669	T. Rowe Price Real Estate Fund Advisor Class	3,383,521
69,507	Third Avenue Real Estate Value Fund Institutional Class	2,187,387
46,107	Wells Fargo Advantage Common Stock Fund Class A	1,053,076

TOTAL EQUITY MUTUAL FUNDS — 50.40% (Cost $137,691,577)		$147,276,619

Account Balance

FIXED INTEREST CONTRACT
11,687,573(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	11,687,573

TOTAL FIXED INTEREST CONTRACT — 4.00% (Cost $11,687,573)		$11,687,573

TOTAL INVESTMENTS — 100.02% (Cost $285,989,410)		$292,274,011

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(53,629)

TOTAL NET ASSETS — 100.00%		$292,220,382

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND II

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
1,611,575	American Century Inflation Adjusted Bond Fund Investor Class	$18,726,504
12,807,649	Great-West Bond Index Fund Initial Class(a)	175,080,559
9,830,391	Great-West Federated Bond Fund Initial Class(a)	105,185,181
5,315,842	Great-West Loomis Sayles Bond Fund Initial Class(a)	70,169,119
10,593,229	Great-West Putnam High Yield Bond Fund Initial Class(a)	88,241,598
2,020,721	Great-West Short Duration Bond Fund Initial Class(a)	20,813,428
4,229,347	Great-West Templeton Global Bond Fund Initial Class(a)	38,233,294
6,473,492	Oppenheimer International Bond Fund Class A	38,323,074

TOTAL BOND MUTUAL FUNDS — 34.45% (Cost $568,482,509)		$554,772,757

EQUITY MUTUAL FUNDS
575,921	Allianz NFJ Small Cap Value Fund Class A	14,824,210
430,074	Cohen & Steers International Realty Fund Class A	4,829,729
3,498,093	Great-West American Century Growth Fund Initial Class(a)	39,248,603
6,059,390	Great-West Ariel Mid Cap Value Fund Initial Class(a)	9,816,212
3,224,889	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	38,956,667
8,766,963	Great-West International Index Fund Initial Class(a)	91,877,769
606,482	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	14,840,622
1,851,792	Great-West MFS International Growth Fund Initial Class(a)	20,777,103
2,282,527	Great-West MFS International Value Fund Initial Class(a)	25,290,396
4,206,202	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	39,285,926
3,443,269	Great-West Putnam Equity Income Fund Initial Class(a)	48,033,598
3,189,225	Great-West Real Estate Index Fund Initial Class(a)	39,897,203
9,668,142	Great-West S&P 500® Index Fund Initial Class(a)	174,316,596

Shares		Fair Value

Equity Mutual Funds — (continued)
5,110,476	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$75,021,784
3,606,680	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	45,624,506
2,498,300	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	48,092,281
836,263	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	18,355,969
393,676	Harbor International Fund Investor Class	25,262,174
493,386	Invesco Developing Markets Fund Class R5	14,994,015
720,382	Invesco Global Real Estate Fund Class R5	9,357,761
635,984	Invesco International Growth Fund Class R5	20,790,318
308,909	Invesco Small Cap Discovery Fund Class A	3,218,833
549,907	Janus Triton Fund Class S	12,719,353
828,069	Nuveen Real Estate Securities Fund Investor Class	19,956,461
980,360	Oppenheimer Developing Markets Fund Class A	34,822,401
6,863,982	PIMCO Real Return Fund Admin Class	74,954,681
730,846	T. Rowe Price Real Estate Fund Advisor Class	19,835,163
455,498	Third Avenue Real Estate Value Fund Institutional Class	14,334,521
345,561	Wells Fargo Advantage Common Stock Fund Class A	7,892,607

TOTAL EQUITY MUTUAL FUNDS — 62.55% (Cost $914,530,963)		$1,007,227,462

Account Balance

FIXED INTEREST CONTRACT
48,712,401(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	48,712,401

TOTAL FIXED INTEREST CONTRACT — 3.02% (Cost $48,712,401)		$48,712,401

TOTAL INVESTMENTS — 100.02% (Cost $1,531,725,873)		$1,610,712,620

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(305,184)

TOTAL NET ASSETS — 100.00%		$1,610,407,436

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND III

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
42,910	American Century Inflation Adjusted Bond Fund Investor Class	$498,608
342,356	Great-West Bond Index Fund Initial Class(a)	4,680,003
262,121	Great-West Federated Bond Fund Initial Class(a)	2,804,699
142,768	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,884,539
281,732	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,346,824
53,886	Great-West Short Duration Bond Fund Initial Class(a)	555,024
112,684	Great-West Templeton Global Bond Fund Initial Class(a)	1,018,665
171,942	Oppenheimer International Bond Fund Class A	1,017,900

TOTAL BOND MUTUAL FUNDS — 23.24% (Cost $15,092,799)		$14,806,262

EQUITY MUTUAL FUNDS
28,443	Allianz NFJ Small Cap Value Fund Class A	732,131
19,737	Cohen & Steers International Realty Fund Class A	221,646
180,019	Great-West American Century Growth Fund Initial Class(a)	2,019,812
302,482	Great-West Ariel Mid Cap Value Fund Initial Class(a)	490,021
164,146	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,982,883
430,730	Great-West International Index Fund Initial Class(a)	4,514,046
30,950	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	757,341
91,208	Great-West MFS International Growth Fund Initial Class(a)	1,023,353
112,039	Great-West MFS International Value Fund Initial Class(a)	1,241,395
208,116	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	1,943,808
172,579	Great-West Putnam Equity Income Fund Initial Class(a)	2,407,472
132,671	Great-West Real Estate Index Fund Initial Class(a)	1,659,719
479,987	Great-West S&P 500® Index Fund Initial Class(a)	8,654,169

Shares		Fair Value

Equity Mutual Funds — (continued)
252,739	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$3,710,213
179,893	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,275,652
124,820	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,402,780
42,131	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	924,774
19,306	Harbor International Fund Investor Class	1,238,874
24,307	Invesco Developing Markets Fund Class R5	738,701
33,634	Invesco Global Real Estate Fund Class R5	436,912
31,174	Invesco International Growth Fund Class R5	1,019,079
15,188	Invesco Small Cap Discovery Fund Class A	158,255
27,345	Janus Triton Fund Class S	632,493
34,364	Nuveen Real Estate Securities Fund Investor Class	828,163
48,545	Oppenheimer Developing Markets Fund Class A	1,724,317
183,096	PIMCO Real Return Fund Admin Class	1,999,403
30,464	T. Rowe Price Real Estate Fund Advisor Class	826,797
20,953	Third Avenue Real Estate Value Fund Institutional Class	659,400
16,951	Wells Fargo Advantage Common Stock Fund Class A	387,150

TOTAL EQUITY MUTUAL FUNDS — 74.75% (Cost $48,240,047)		$47,610,759

Account Balance

FIXED INTEREST CONTRACT
1,293,410(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	1,293,410

TOTAL FIXED INTEREST CONTRACT — 2.03% (Cost $1,293,410)		$1,293,410

TOTAL INVESTMENTS — 100.02% (Cost $64,626,256)		$63,710,431

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(14,731)

TOTAL NET ASSETS — 100.00%		$63,695,700

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND I

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
93,746	American Century Inflation Adjusted Bond Fund Investor Class	$1,089,332
1,784,846	Great-West Bond Index Fund Initial Class(a)	24,398,837
1,369,369	Great-West Federated Bond Fund Initial Class(a)	14,652,248
739,861	Great-West Loomis Sayles Bond Fund Initial Class(a)	9,766,167
1,472,329	Great-West Putnam High Yield Bond Fund Initial Class(a)	12,264,504
119,678	Great-West Short Duration Bond Fund Initial Class(a)	1,232,685
620,916	Great-West Templeton Global Bond Fund Initial Class(a)	5,613,083
950,700	Oppenheimer International Bond Fund Class A	5,628,142

TOTAL BOND MUTUAL FUNDS — 31.64% (Cost $76,374,517)		$74,644,998

EQUITY MUTUAL FUNDS
106,798	Allianz NFJ Small Cap Value Fund Class A	2,748,991
54,600	Cohen & Steers International Realty Fund Class A	613,154
554,770	Great-West American Century Growth Fund Initial Class(a)	6,224,523
947,630	Great-West Ariel Mid Cap Value Fund Initial Class(a)	1,535,160
512,319	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	6,188,817
1,609,545	Great-West International Index Fund Initial Class(a)	16,868,030
112,552	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,754,156
339,178	Great-West MFS International Growth Fund Initial Class(a)	3,805,574
419,472	Great-West MFS International Value Fund Initial Class(a)	4,647,754
665,076	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	6,211,814
545,180	Great-West Putnam Equity Income Fund Initial Class(a)	7,605,257
403,410	Great-West Real Estate Index Fund Initial Class(a)	5,046,662
1,534,090	Great-West S&P 500® Index Fund Initial Class(a)	27,659,650

Shares		Fair Value

Equity Mutual Funds — (continued)
810,251	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$11,894,491
670,626	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	8,483,426
395,524	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	7,613,833
133,260	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,925,056
72,327	Harbor International Fund Investor Class	4,641,214
105,168	Invesco Developing Markets Fund Class R5	3,196,050
90,798	Invesco Global Real Estate Fund Class R5	1,179,460
116,938	Invesco International Growth Fund Class R5	3,822,692
56,496	Invesco Small Cap Discovery Fund Class A	588,688
101,888	Janus Triton Fund Class S	2,356,661
105,217	Nuveen Real Estate Securities Fund Investor Class	2,535,724
209,025	Oppenheimer Developing Markets Fund Class A	7,424,580
401,111	PIMCO Real Return Fund Admin Class	4,380,130
93,200	T. Rowe Price Real Estate Fund Advisor Class	2,529,437
56,281	Third Avenue Real Estate Value Fund Institutional Class	1,771,168
54,852	Wells Fargo Advantage Common Stock Fund Class A	1,252,810

TOTAL EQUITY MUTUAL FUNDS — 67.18% (Cost $145,594,940)		$158,504,962

Account Balance

FIXED INTEREST CONTRACT
2,842,492(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	2,842,492

TOTAL FIXED INTEREST CONTRACT — 1.20% (Cost $2,842,492)		$2,842,492

TOTAL INVESTMENTS — 100.02% (Cost $224,811,949)		$235,992,452

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(43,951)

TOTAL NET ASSETS — 100.00%		$235,948,501

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND II

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
277,562	American Century Inflation Adjusted Bond Fund Investor Class	$3,225,266
5,340,685	Great-West Bond Index Fund Initial Class(a)	73,007,165
4,085,933	Great-West Federated Bond Fund Initial Class(a)	43,719,481
2,208,241	Great-West Loomis Sayles Bond Fund Initial Class(a)	29,148,779
4,397,237	Great-West Putnam High Yield Bond Fund Initial Class(a)	36,628,985
350,597	Great-West Short Duration Bond Fund Initial Class(a)	3,611,148
1,854,538	Great-West Templeton Global Bond Fund Initial Class(a)	16,765,028
2,838,523	Oppenheimer International Bond Fund Class A	16,804,059

TOTAL BOND MUTUAL FUNDS — 17.32% (Cost $228,025,915)		$222,909,911

EQUITY MUTUAL FUNDS
731,274	Allianz NFJ Small Cap Value Fund Class A	18,822,998
355,468	Cohen & Steers International Realty Fund Class A	3,991,909
3,810,435	Great-West American Century Growth Fund Initial Class(a)	42,753,083
6,517,599	Great-West Ariel Mid Cap Value Fund Initial Class(a)	10,558,511
3,496,765	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	42,240,915
11,081,752	Great-West International Index Fund Initial Class(a)	116,136,756
770,011	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	18,842,161
2,329,723	Great-West MFS International Growth Fund Initial Class(a)	26,139,490
2,882,151	Great-West MFS International Value Fund Initial Class(a)	31,934,238
4,577,122	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	42,750,318
3,736,859	Great-West Putnam Equity Income Fund Initial Class(a)	52,129,187
2,282,599	Great-West Real Estate Index Fund Initial Class(a)	28,555,315
10,516,959	Great-West S&P 500® Index Fund Initial Class(a)	189,620,776

Shares		Fair Value

Equity Mutual Funds — (continued)
5,544,818	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$81,397,929
4,578,504	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	57,918,073
2,708,938	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	52,147,051
909,476	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	19,962,994
496,937	Harbor International Fund Investor Class	31,888,412
716,871	Invesco Developing Markets Fund Class R5	21,785,700
585,466	Invesco Global Real Estate Fund Class R5	7,605,209
800,060	Invesco International Growth Fund Class R5	26,153,960
383,037	Invesco Small Cap Discovery Fund Class A	3,991,250
701,449	Janus Triton Fund Class S	16,224,509
592,477	Nuveen Real Estate Securities Fund Investor Class	14,278,694
1,429,622	Oppenheimer Developing Markets Fund Class A	50,780,184
1,205,843	PIMCO Real Return Fund Admin Class	13,167,801
523,343	T. Rowe Price Real Estate Fund Advisor Class	14,203,524
368,358	Third Avenue Real Estate Value Fund Institutional Class	11,592,232
372,286	Wells Fargo Advantage Common Stock Fund Class A	8,503,017

TOTAL EQUITY MUTUAL FUNDS — 82.04% (Cost $956,863,114)		$1,056,076,196

Account Balance

FIXED INTEREST CONTRACT
8,510,009(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	8,510,009

TOTAL FIXED INTEREST CONTRACT — 0.66% (Cost $8,510,009)		$8,510,009

TOTAL INVESTMENTS — 100.02% (Cost $1,193,399,038)		$1,287,496,116

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(244,028)

TOTAL NET ASSETS — 100.00%		$1,287,252,088

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND III

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
5,241	American Century Inflation Adjusted Bond Fund Investor Class	$60,896
99,491	Great-West Bond Index Fund Initial Class(a)	1,360,047
76,309	Great-West Federated Bond Fund Initial Class(a)	816,503
41,723	Great-West Loomis Sayles Bond Fund Initial Class(a)	550,745
82,108	Great-West Putnam High Yield Bond Fund Initial Class(a)	683,962
6,398	Great-West Short Duration Bond Fund Initial Class(a)	65,901
35,055	Great-West Templeton Global Bond Fund Initial Class(a)	316,902
53,281	Oppenheimer International Bond Fund Class A	315,422

TOTAL BOND MUTUAL FUNDS — 8.21% (Cost $4,258,080)		$4,170,378

EQUITY MUTUAL FUNDS
32,347	Allianz NFJ Small Cap Value Fund Class A	832,623
16,113	Cohen & Steers International Realty Fund Class A	180,945
180,336	Great-West American Century Growth Fund Initial Class(a)	2,023,373
299,108	Great-West Ariel Mid Cap Value Fund Initial Class(a)	484,556
163,190	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,971,339
485,050	Great-West International Index Fund Initial Class(a)	5,083,323
36,254	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	887,127
104,071	Great-West MFS International Growth Fund Initial Class(a)	1,167,683
126,544	Great-West MFS International Value Fund Initial Class(a)	1,402,109
201,052	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	1,877,828
169,697	Great-West Putnam Equity Income Fund Initial Class(a)	2,367,270
91,448	Great-West Real Estate Index Fund Initial Class(a)	1,144,015
460,860	Great-West S&P 500® Index Fund Initial Class(a)	8,309,312

Shares		Fair Value

Equity Mutual Funds — (continued)
245,185	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	$3,599,318
204,822	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,590,999
122,420	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,356,590
41,805	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	917,613
21,802	Harbor International Fund Investor Class	1,399,006
31,568	Invesco Developing Markets Fund Class R5	959,351
27,095	Invesco Global Real Estate Fund Class R5	351,965
35,223	Invesco International Growth Fund Class R5	1,151,428
16,836	Invesco Small Cap Discovery Fund Class A	175,436
30,798	Janus Triton Fund Class S	712,348
23,727	Nuveen Real Estate Securities Fund Investor Class	571,825
63,113	Oppenheimer Developing Markets Fund Class A	2,241,765
22,330	PIMCO Real Return Fund Admin Class	243,849
21,033	T. Rowe Price Real Estate Fund Advisor Class	570,825
16,961	Third Avenue Real Estate Value Fund Institutional Class	533,752
16,530	Wells Fargo Advantage Common Stock Fund Class A	377,533

TOTAL EQUITY MUTUAL FUNDS — 91.50% (Cost $47,209,030)		$46,485,106

Account Balance

FIXED INTEREST CONTRACT
156,912(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	156,912

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $156,912)		$156,912

TOTAL INVESTMENTS — 100.02% (Cost $51,624,022)		$50,812,396

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(12,668)

TOTAL NET ASSETS — 100.00%		$50,799,728

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND I

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
565,618	Great-West Bond Index Fund Initial Class(a)	$7,731,999
433,102	Great-West Federated Bond Fund Initial Class(a)	4,634,193
234,041	Great-West Loomis Sayles Bond Fund Initial Class(a)	3,089,341
463,453	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,860,559
207,131	Great-West Templeton Global Bond Fund Initial Class(a)	1,872,465
317,179	Oppenheimer International Bond Fund Class A	1,877,700

TOTAL BOND MUTUAL FUNDS — 18.71% (Cost $23,576,177)		$23,066,257

EQUITY MUTUAL FUNDS
76,353	Allianz NFJ Small Cap Value Fund Class A	1,965,319
28,507	Cohen & Steers International Realty Fund Class A	320,137
341,971	Great-West American Century Growth Fund Initial Class(a)	3,836,918
585,960	Great-West Ariel Mid Cap Value Fund Initial Class(a)	949,254
315,598	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,812,423
1,145,673	Great-West International Index Fund Initial Class(a)	12,006,655
80,578	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,971,748
241,770	Great-West MFS International Growth Fund Initial Class(a)	2,712,655
299,187	Great-West MFS International Value Fund Initial Class(a)	3,314,994
410,989	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	3,838,636
335,587	Great-West Putnam Equity Income Fund Initial Class(a)	4,681,441
194,637	Great-West Real Estate Index Fund Initial Class(a)	2,434,903

Shares		Fair Value

Equity Mutual Funds — (continued)
942,565	Great-West S&P 500® Index Fund Initial Class(a)	$16,994,450
499,187	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	7,328,060
478,852	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	6,057,478
243,560	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	4,688,537
81,867	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,796,978
51,570	Harbor International Fund Investor Class	3,309,213
85,211	Invesco Developing Markets Fund Class R5	2,589,549
47,530	Invesco Global Real Estate Fund Class R5	617,415
83,349	Invesco International Growth Fund Class R5	2,724,693
40,193	Invesco Small Cap Discovery Fund Class A	418,815
72,416	Janus Triton Fund Class S	1,674,979
50,973	Nuveen Real Estate Securities Fund Investor Class	1,228,447
169,965	Oppenheimer Developing Markets Fund Class A	6,037,171
45,113	T. Rowe Price Real Estate Fund Advisor Class	1,224,377
29,775	Third Avenue Real Estate Value Fund Institutional Class	937,017
33,581	Wells Fargo Advantage Common Stock Fund Class A	766,995

TOTAL EQUITY MUTUAL FUNDS — 81.31% (Cost $92,621,553)		$100,239,257

TOTAL INVESTMENTS — 100.02% (Cost $116,197,730)		$123,305,514

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(22,933)

TOTAL NET ASSETS — 100.00%		$123,282,581

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND II

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
1,470,333	Great-West Bond Index Fund Initial Class(a)	$20,099,458
1,126,126	Great-West Federated Bond Fund Initial Class(a)	12,049,546
608,693	Great-West Loomis Sayles Bond Fund Initial Class(a)	8,034,746
1,208,847	Great-West Putnam High Yield Bond Fund Initial Class(a)	10,069,697
539,062	Great-West Templeton Global Bond Fund Initial Class(a)	4,873,123
824,096	Oppenheimer International Bond Fund Class A	4,878,645

TOTAL BOND MUTUAL FUNDS — 9.18% (Cost $61,374,123)		$60,005,215

EQUITY MUTUAL FUNDS
454,249	Allianz NFJ Small Cap Value Fund Class A	11,692,372
180,367	Cohen & Steers International Realty Fund Class A	2,025,525
2,036,219	Great-West American Century Growth Fund Initial Class(a)	22,846,374
3,513,661	Great-West Ariel Mid Cap Value Fund Initial Class(a)	5,692,131
1,873,101	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	22,627,062
6,829,220	Great-West International Index Fund Initial Class(a)	71,570,222
479,706	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	11,738,411
1,436,495	Great-West MFS International Growth Fund Initial Class(a)	16,117,470
1,778,455	Great-West MFS International Value Fund Initial Class(a)	19,705,277
2,448,207	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	22,866,254
1,995,772	Great-West Putnam Equity Income Fund Initial Class(a)	27,841,014
1,030,033	Great-West Real Estate Index Fund Initial Class(a)	12,885,710

Shares		Fair Value

Equity Mutual Funds — (continued)
5,606,980	Great-West S&P 500® Index Fund Initial Class(a)	$101,093,860
2,968,005	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	43,570,311
2,846,793	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	36,011,932
1,448,228	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	27,878,394
485,414	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	10,654,838
306,428	Harbor International Fund Investor Class	19,663,479
507,402	Invesco Developing Markets Fund Class R5	15,419,941
297,643	Invesco Global Real Estate Fund Class R5	3,866,384
494,386	Invesco International Growth Fund Class R5	16,161,477
238,074	Invesco Small Cap Discovery Fund Class A	2,480,737
431,872	Janus Triton Fund Class S	9,989,199
267,931	Nuveen Real Estate Securities Fund Investor Class	6,457,145
1,011,947	Oppenheimer Developing Markets Fund Class A	35,944,369
236,981	T. Rowe Price Real Estate Fund Advisor Class	6,431,671
187,066	Third Avenue Real Estate Value Fund Institutional Class	5,886,961
200,555	Wells Fargo Advantage Common Stock Fund Class A	4,580,670

TOTAL EQUITY MUTUAL FUNDS — 90.84% (Cost $546,038,538)		$593,699,190

TOTAL INVESTMENTS — 100.02% (Cost $607,412,661)		$653,704,405

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(124,514)

TOTAL NET ASSETS — 100.00%		$653,579,891

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND III

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
32,758	Great-West Bond Index Fund Initial Class(a)	$447,801
25,091	Great-West Federated Bond Fund Initial Class(a)	268,469
13,703	Great-West Loomis Sayles Bond Fund Initial Class(a)	180,876
26,663	Great-West Putnam High Yield Bond Fund Initial Class(a)	222,107
11,936	Great-West Templeton Global Bond Fund Initial Class(a)	107,905
18,208	Oppenheimer International Bond Fund Class A	107,791

TOTAL BOND MUTUAL FUNDS — 5.23% (Cost $1,364,404)		$1,334,949

EQUITY MUTUAL FUNDS
18,268	Allianz NFJ Small Cap Value Fund Class A	470,228
8,120	Cohen & Steers International Realty Fund Class A	91,190
87,586	Great-West American Century Growth Fund Initial Class(a)	982,718
144,835	Great-West Ariel Mid Cap Value Fund Initial Class(a)	234,633
79,252	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	957,359
275,370	Great-West International Index Fund Initial Class(a)	2,885,877
20,261	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	495,775
58,811	Great-West MFS International Growth Fund Initial Class(a)	659,859
71,785	Great-West MFS International Value Fund Initial Class(a)	795,381
98,930	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	924,005
82,911	Great-West Putnam Equity Income Fund Initial Class(a)	1,156,607
39,323	Great-West Real Estate Index Fund Initial Class(a)	491,925

Shares		Fair Value

Equity Mutual Funds — (continued)
226,508	Great-West S&P 500® Index Fund Initial Class(a)	$4,083,945
120,136	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,763,604
115,722	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	1,463,879
59,855	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,152,210
20,302	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	445,629
12,368	Harbor International Fund Investor Class	793,678
20,530	Invesco Developing Markets Fund Class R5	623,897
13,479	Invesco Global Real Estate Fund Class R5	175,096
20,010	Invesco International Growth Fund Class R5	654,119
9,713	Invesco Small Cap Discovery Fund Class A	101,212
17,491	Janus Triton Fund Class S	404,563
10,284	Nuveen Real Estate Securities Fund Investor Class	247,842
40,927	Oppenheimer Developing Markets Fund Class A	1,453,739
9,107	T. Rowe Price Real Estate Fund Advisor Class	247,165
8,467	Third Avenue Real Estate Value Fund Institutional Class	266,447
8,108	Wells Fargo Advantage Common Stock Fund Class A	185,185

TOTAL EQUITY MUTUAL FUNDS — 94.80% (Cost $24,731,256)		$24,207,767

TOTAL INVESTMENTS — 100.03% (Cost $26,095,660)		$25,542,716

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(7,251)

TOTAL NET ASSETS — 100.00%		$25,535,465

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND I

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
139,894	Great-West Bond Index Fund Initial Class(a)	$1,912,352
107,424	Great-West Federated Bond Fund Initial Class(a)	1,149,438
58,027	Great-West Loomis Sayles Bond Fund Initial Class(a)	765,953
114,710	Great-West Putnam High Yield Bond Fund Initial Class(a)	955,536
61,196	Great-West Templeton Global Bond Fund Initial Class(a)	553,210
93,673	Oppenheimer International Bond Fund Class A	554,547

TOTAL BOND MUTUAL FUNDS — 15.27% (Cost $6,010,417)		$5,891,036

EQUITY MUTUAL FUNDS
26,279	Allianz NFJ Small Cap Value Fund Class A	676,417
8,930	Cohen & Steers International Realty Fund Class A	100,285
103,801	Great-West American Century Growth Fund Initial Class(a)	1,164,645
178,386	Great-West Ariel Mid Cap Value Fund Initial Class(a)	288,986
95,528	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,153,981
399,835	Great-West International Index Fund Initial Class(a)	4,190,267
27,699	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	677,788
84,227	Great-West MFS International Growth Fund Initial Class(a)	945,034
104,092	Great-West MFS International Value Fund Initial Class(a)	1,153,346
124,698	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	1,164,680
101,785	Great-West Putnam Equity Income Fund Initial Class(a)	1,419,899
56,137	Great-West Real Estate Index Fund Initial Class(a)	702,272

Shares		Fair Value

Equity Mutual Funds — (continued)
286,018	Great-West S&P 500® Index Fund Initial Class(a)	$5,156,902
150,891	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	2,215,077
164,485	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,080,737
73,822	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,421,069
24,788	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	544,089
17,965	Harbor International Fund Investor Class	1,152,795
33,450	Invesco Developing Markets Fund Class R5	1,016,540
14,878	Invesco Global Real Estate Fund Class R5	193,265
28,938	Invesco International Growth Fund Class R5	945,999
14,059	Invesco Small Cap Discovery Fund Class A	146,494
25,182	Janus Triton Fund Class S	582,467
14,562	Nuveen Real Estate Securities Fund Investor Class	350,946
66,805	Oppenheimer Developing Markets Fund Class A	2,372,903
12,868	T. Rowe Price Real Estate Fund Advisor Class	349,238
9,198	Third Avenue Real Estate Value Fund Institutional Class	289,460
10,140	Wells Fargo Advantage Common Stock Fund Class A	231,599

TOTAL EQUITY MUTUAL FUNDS — 84.75% (Cost $31,387,491)		$32,687,180

TOTAL INVESTMENTS — 100.02% (Cost $37,397,908)		$38,578,216

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(7,128)

TOTAL NET ASSETS — 100.00%		$38,571,088

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND II

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
353,047	Great-West Bond Index Fund Initial Class(a)	$4,826,148
270,435	Great-West Federated Bond Fund Initial Class(a)	2,893,650
146,198	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,929,815
291,670	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,429,613
153,950	Great-West Templeton Global Bond Fund Initial Class(a)	1,391,704
235,392	Oppenheimer International Bond Fund Class A	1,393,523

TOTAL BOND MUTUAL FUNDS — 8.06% (Cost $15,207,385)		$14,864,453

EQUITY MUTUAL FUNDS
137,354	Allianz NFJ Small Cap Value Fund Class A	3,535,485
49,251	Cohen & Steers International Realty Fund Class A	553,085
540,171	Great-West American Century Growth Fund Initial Class(a)	6,060,715
923,069	Great-West Ariel Mid Cap Value Fund Initial Class(a)	1,495,372
497,913	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	6,014,784
2,083,213	Great-West International Index Fund Initial Class(a)	21,832,074
144,954	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,547,034
439,078	Great-West MFS International Growth Fund Initial Class(a)	4,926,457
542,966	Great-West MFS International Value Fund Initial Class(a)	6,016,058
649,525	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	6,066,566
530,179	Great-West Putnam Equity Income Fund Initial Class(a)	7,395,993
255,425	Great-West Real Estate Index Fund Initial Class(a)	3,195,364

Shares		Fair Value

Equity Mutual Funds — (continued)
1,486,249	Great-West S&P 500® Index Fund Initial Class(a)	$26,797,072
788,334	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	11,572,737
859,356	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	10,870,859
384,663	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	7,404,765
129,444	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,841,299
93,593	Harbor International Fund Investor Class	6,005,892
174,777	Invesco Developing Markets Fund Class R5	5,311,460
82,693	Invesco Global Real Estate Fund Class R5	1,074,186
150,953	Invesco International Growth Fund Class R5	4,934,671
72,464	Invesco Small Cap Discovery Fund Class A	755,078
130,686	Janus Triton Fund Class S	3,022,758
66,523	Nuveen Real Estate Securities Fund Investor Class	1,603,199
348,526	Oppenheimer Developing Markets Fund Class A	12,379,641
58,725	T. Rowe Price Real Estate Fund Advisor Class	1,593,802
52,214	Third Avenue Real Estate Value Fund Institutional Class	1,643,189
53,352	Wells Fargo Advantage Common Stock Fund Class A	1,218,559

TOTAL EQUITY MUTUAL FUNDS — 91.96% (Cost $160,741,621)		$169,668,154

TOTAL INVESTMENTS — 100.02% (Cost $175,949,006)		$184,532,607

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(34,073)

TOTAL NET ASSETS — 100.00%		$184,498,534

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND III

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
7,147	Great-West Bond Index Fund Initial Class(a)	$97,703
5,485	Great-West Federated Bond Fund Initial Class(a)	58,694
2,964	Great-West Loomis Sayles Bond Fund Initial Class(a)	39,126
5,815	Great-West Putnam High Yield Bond Fund Initial Class(a)	48,435
3,118	Great-West Templeton Global Bond Fund Initial Class(a)	28,189
4,768	Oppenheimer International Bond Fund Class A	28,225

TOTAL BOND MUTUAL FUNDS — 5.03% (Cost $307,336)		$300,372

EQUITY MUTUAL FUNDS
4,565	Allianz NFJ Small Cap Value Fund Class A	117,505
1,854	Cohen & Steers International Realty Fund Class A	20,822
18,626	Great-West American Century Growth Fund Initial Class(a)	208,984
31,276	Great-West Ariel Mid Cap Value Fund Initial Class(a)	50,668
17,003	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	205,391
69,307	Great-West International Index Fund Initial Class(a)	726,340
4,961	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	121,404
14,662	Great-West MFS International Growth Fund Initial Class(a)	164,505
18,063	Great-West MFS International Value Fund Initial Class(a)	200,141
21,640	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	202,119
17,900	Great-West Putnam Equity Income Fund Initial Class(a)	249,700
7,777	Great-West Real Estate Index Fund Initial Class(a)	97,293

Shares		Fair Value

Equity Mutual Funds — (continued)
49,601	Great-West S&P 500® Index Fund Initial Class(a)	$894,305
26,255	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	385,423
28,690	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	362,931
12,946	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	249,209
4,382	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	96,172
3,115	Harbor International Fund Investor Class	199,888
5,832	Invesco Developing Markets Fund Class R5	177,230
3,072	Invesco Global Real Estate Fund Class R5	39,908
5,026	Invesco International Growth Fund Class R5	164,303
2,396	Invesco Small Cap Discovery Fund Class A	24,965
4,368	Janus Triton Fund Class S	101,032
2,022	Nuveen Real Estate Securities Fund Investor Class	48,736
11,625	Oppenheimer Developing Markets Fund Class A	412,922
1,793	T. Rowe Price Real Estate Fund Advisor Class	48,651
1,930	Third Avenue Real Estate Value Fund Institutional Class	60,747
1,773	Wells Fargo Advantage Common Stock Fund Class A	40,488

TOTAL EQUITY MUTUAL FUNDS — 94.99% (Cost $5,825,588)		$5,671,782

TOTAL INVESTMENTS — 100.02% (Cost $6,132,924)		$5,972,154

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(1,452)

TOTAL NET ASSETS — 100.00%		$5,970,702

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$141,754,409	$747,286,396	$32,034,200
Investments at fair value, unaffiliated(b)	47,171,760	240,225,563	9,889,359
Subscriptions receivable	1,044,275	1,625,811	12,630
Receivable for investments sold	–	3,537,865	–

Total Assets	189,970,444	992,675,635	41,936,189

LIABILITIES:
Payable to investment adviser	21,213	110,049	5,616
Redemptions payable	289,983	4,994,266	–
Payable for investments purchased	754,292	169,410	12,630
Payable for distribution fees	14,248	77,658	3,199

Total Liabilities	1,079,736	5,351,383	21,445

NET ASSETS	$188,890,708	$987,324,252	$41,914,744

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,522,812	$7,361,004	$306,144
Paid-in capital in excess of par	184,299,599	933,823,044	40,747,252
Net unrealized appreciation (depreciation)	1,071,918	24,366,799	(847,280)
Undistributed net investment income	–	404,142	9,637
Accumulated net realized gain	1,996,379	21,369,263	1,698,991

NET ASSETS	$188,890,708	$987,324,252	$41,914,744

NET ASSETS BY CLASS
Class T	$20,470,826	$140,814,399	$3,727,908

Class T1	$168,419,882	$797,091,510	$38,186,836

Class L	N/A	$49,418,343	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	80,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	1,655,524	10,244,896	270,559
Class T1	13,572,596	58,095,398	2,790,879
Class L	N/A	5,269,744	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$12.37	$13.74	$13.78

Class T1	$12.41	$13.72	$13.68

Class L	N/A	$9.38	N/A

(a) Cost of investments, affiliated	$139,868,292	$719,372,311	$32,586,318
(b) Cost of investments, unaffiliated	$47,985,959	$243,772,849	$10,184,521

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$231,325,621	$1,275,870,815	$50,590,602
Investments at fair value, unaffiliated(b)	60,948,390	334,841,805	13,119,829
Subscriptions receivable	500,881	2,199,122	68,111
Receivable for investments sold	65,794	6,081,841	–

Total Assets	292,840,686	1,618,993,583	63,778,542

LIABILITIES:
Payable to investment adviser	32,098	179,210	10,351
Redemptions payable	476,957	8,175,764	3,435
Payable for investments purchased	89,718	105,199	64,675
Payable for distribution fees	21,531	125,974	4,381

Total Liabilities	620,304	8,586,147	82,842

NET ASSETS	$292,220,382	$1,610,407,436	$63,695,700

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,175,692	$10,724,045	$410,659
Paid-in capital in excess of par	278,122,601	1,469,691,886	55,464,219
Net unrealized appreciation (depreciation)	6,284,601	78,986,747	(915,825)
Undistributed net investment income	75,943	991,664	34,141
Accumulated net realized gain	5,561,545	50,013,094	8,702,506

NET ASSETS	$292,220,382	$1,610,407,436	$63,695,700

NET ASSETS BY CLASS
Class T	$38,262,511	$200,112,112	$10,798,695

Class T1	$253,957,871	$1,359,311,056	$52,897,005

Class L	N/A	$50,984,268	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	100,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	2,848,287	13,016,899	693,580
Class T1	18,908,634	88,911,972	3,413,006
Class L	N/A	5,311,582	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.43	$15.37	$15.57

Class T1	$13.43	$15.29	$15.50

Class L	N/A	$9.60	N/A

(a) Cost of investments, affiliated	$224,509,215	$1,198,562,548	$51,109,926
(b) Cost of investments, unaffiliated	$61,480,195	$333,163,325	$13,516,330

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$190,234,219	$1,024,477,392	$40,133,427
Investments at fair value, unaffiliated(b)	45,758,233	263,018,724	10,678,969
Subscriptions receivable	427,645	2,280,530	107,797
Receivable for investments sold	273,229	4,389,116	93

Total Assets	236,693,326	1,294,165,762	50,920,286

LIABILITIES:
Payable to investment adviser	25,889	142,765	9,097
Redemptions payable	642,300	6,669,646	136
Payable for investments purchased	58,574	–	107,753
Payable for distribution fees	18,062	101,263	3,572

Total Liabilities	744,825	6,913,674	120,558

NET ASSETS	$235,948,501	$1,287,252,088	$50,799,728

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,587,836	$7,789,679	$310,537
Paid-in capital in excess of par	216,022,326	1,133,198,450	39,727,354
Net unrealized appreciation (depreciation)	11,180,503	94,097,078	(811,626)
Undistributed net investment income	106,978	1,015,794	36,891
Accumulated net realized gain	7,050,858	51,151,087	11,536,572

NET ASSETS	$235,948,501	$1,287,252,088	$50,799,728

NET ASSETS BY CLASS
Class T	$23,410,565	$156,339,986	$6,688,316

Class T1	$212,537,936	$1,086,832,010	$44,111,412

Class L	N/A	$44,080,092	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	70,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	1,574,877	9,213,920	405,076
Class T1	14,303,486	64,250,376	2,700,294
Class L	N/A	4,432,495	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$14.87	$16.97	$16.51

Class T1	$14.86	$16.92	$16.34

Class L	N/A	$9.94	N/A

(a) Cost of investments, affiliated	$179,273,816	$934,499,295	$40,514,512
(b) Cost of investments, unaffiliated	$45,538,133	$258,899,743	$11,109,510

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$97,613,687	$508,225,830	$19,720,564
Investments at fair value, unaffiliated(b)	25,691,827	145,478,575	5,822,152
Subscriptions receivable	427,761	1,343,735	39,933
Receivable for investments sold	8,016	459,408	395

Total Assets	123,741,291	655,507,548	25,583,044

LIABILITIES:
Payable to investment adviser	13,693	73,359	5,293
Redemptions payable	419,921	1,791,294	19,408
Payable for investments purchased	15,855	11,849	20,920
Payable for distribution fees	9,241	51,155	1,958

Total Liabilities	458,710	1,927,657	47,579

NET ASSETS	$123,282,581	$653,579,891	$25,535,465

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$784,576	$3,831,902	$151,900
Paid-in capital in excess of par	110,280,005	571,915,846	18,405,549
Net unrealized appreciation (depreciation)	7,107,784	46,291,744	(552,944)
Undistributed net investment income	70,213	538,791	17,851
Accumulated net realized gain	5,040,003	31,001,608	7,513,109

NET ASSETS	$123,282,581	$653,579,891	$25,535,465

NET ASSETS BY CLASS
Class T	$14,443,251	$76,789,341	$1,818,824

Class T1	$108,839,330	$558,191,552	$23,716,641

Class L	N/A	$18,598,998	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	918,071	4,386,496	105,852
Class T1	6,927,687	32,089,755	1,413,151
Class L	N/A	1,842,770	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$15.73	$17.51	$17.18

Class T1	$15.71	$17.39	$16.78

Class L	N/A	$10.09	N/A

(a) Cost of investments, affiliated	$90,601,109	$463,152,941	$20,005,629
(b) Cost of investments, unaffiliated	$25,596,621	$144,259,720	$6,090,031

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$29,615,261	$139,508,079	$4,486,732
Investments at fair value, unaffiliated(b)	8,962,955	45,024,528	1,485,422
Subscriptions receivable	132,184	525,726	18,325
Receivable for investments sold	72,713	174,837	–

Total Assets	38,783,113	185,233,170	5,990,479

LIABILITIES:
Payable to investment adviser	4,249	20,214	980
Redemptions payable	198,086	700,157	–
Payable for investments purchased	6,811	406	18,324
Payable for distribution fees	2,879	13,859	473

Total Liabilities	212,025	734,636	19,777

NET ASSETS	$38,571,088	$184,498,534	$5,970,702

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$253,993	$1,086,997	$34,977
Paid-in capital in excess of par	35,774,481	167,248,727	5,340,710
Net unrealized appreciation (depreciation)	1,180,308	8,583,601	(160,770)
Undistributed net investment income	28,466	139,403	7,996
Accumulated net realized gain	1,333,840	7,439,806	747,789

NET ASSETS	$38,571,088	$184,498,534	$5,970,702

NET ASSETS BY CLASS
Class T	$4,586,693	$24,982,685	$258,020

Class T1	$33,984,395	$156,082,186	$5,712,682

Class L	N/A	$3,433,663	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	301,632	1,447,175	14,783
Class T1	2,238,297	9,076,722	334,988
Class L	N/A	346,074	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$15.21	$17.26	$17.45

Class T1	$15.18	$17.20	$17.05

Class L	N/A	$9.92	N/A

(a) Cost of investments, affiliated	$28,283,306	$130,435,844	$4,566,624
(b) Cost of investments, unaffiliated	$9,114,602	$45,513,162	$1,566,300

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III

INVESTMENT INCOME:
Interest, affiliated	$229,339	$923,545	$32,399
Dividends, affiliated	3,600,138	17,650,349	732,651
Dividends, unaffiliated	1,499,046	6,908,018	288,328

Total Income	5,328,523	25,481,912	1,053,378

EXPENSES:
Management fees	253,428	1,192,483	49,924
Distribution fees - Class T1	177,019	783,695	20,707
Distribution fees - Class L	–	83,417	–

Total Expenses	430,447	2,059,595	70,631

NET INVESTMENT INCOME	4,898,076	23,422,317	982,747

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	5,230,403	24,762,750	2,123,648
Net realized gain (loss) on investments, unaffiliated	(334,674)	720,141	133,706
Realized gain distributions received, affiliated	2,605,856	16,594,249	822,468
Realized gain distributions received, unaffiliated	503,736	3,341,126	227,607

Net Realized Gain	8,005,321	45,418,266	3,307,429

Net change in unrealized depreciation on investments	(1,439,997)	(11,790,328)	(1,845,783)

Net Realized and Unrealized Gain	6,565,324	33,627,938	1,461,646

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,463,400	$57,050,255	$2,444,393

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III

INVESTMENT INCOME:
Interest, affiliated	$171,172	$651,468	$25,951
Dividends, affiliated	5,786,098	29,813,590	1,377,771
Dividends, unaffiliated	1,682,453	8,157,355	440,206

Total Income	7,639,723	38,622,413	1,843,928

EXPENSES:
Management fees	362,459	1,864,603	113,066
Distribution fees - Class T1	253,737	1,270,579	35,467
Distribution fees - Class L	–	99,091	–

Total Expenses	616,196	3,234,273	148,533

NET INVESTMENT INCOME	7,023,527	35,388,140	1,695,395

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	8,823,246	35,645,865	8,906,574
Net realized gain on investments, unaffiliated	795,298	4,226,276	745,005
Realized gain distributions received, affiliated	5,284,785	35,771,556	1,831,596
Realized gain distributions received, unaffiliated	1,106,451	8,072,033	680,270

Net Realized Gain	16,009,780	83,715,730	12,163,445

Net change in unrealized depreciation on investments	(6,202,983)	(26,763,327)	(7,847,618)

Net Realized and Unrealized Gain	9,806,797	56,952,403	4,315,827

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,830,324	$92,340,543	$6,011,222

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III

INVESTMENT INCOME:
Interest, affiliated	$37,863	$105,648	$3,595
Dividends, affiliated	4,548,247	22,661,742	1,072,331
Dividends, unaffiliated	987,145	4,934,806	353,900

Total Income	5,573,255	27,702,196	1,429,826

EXPENSES:
Management fees	284,591	1,455,893	106,994
Distribution fees - Class T1	206,444	999,567	30,589
Distribution fees - Class L	–	78,129	–

Total Expenses	491,035	2,533,589	137,583

NET INVESTMENT INCOME	5,082,220	25,168,607	1,292,243

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	8,194,709	24,864,202	11,244,842
Net realized gain on investments, unaffiliated	1,334,542	4,496,619	1,024,669
Realized gain distributions received, affiliated	5,764,769	37,177,611	1,809,703
Realized gain distributions received, unaffiliated	1,398,902	9,616,167	846,949

Net Realized Gain	16,692,922	76,154,599	14,926,163

Net change in unrealized depreciation on investments	(8,307,151)	(27,875,620)	(10,657,669)

Net Realized and Unrealized Gain	8,385,771	48,278,979	4,268,494

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,467,991	$73,447,586	$5,560,737

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III

INVESTMENT INCOME:
Dividends, affiliated	$2,232,665	$10,898,595	$551,378
Dividends, unaffiliated	456,793	2,422,993	215,304

Total Income	2,689,458	13,321,588	766,682

EXPENSES:
Management fees	148,471	746,209	63,070
Distribution fees - Class T1	104,089	505,430	15,662
Distribution fees - Class L	–	30,441	–

Total Expenses	252,560	1,282,080	78,732

NET INVESTMENT INCOME	2,436,898	12,039,508	687,950

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	4,051,474	14,560,750	6,690,955
Net realized gain on investments, unaffiliated	843,238	3,056,093	545,427
Realized gain distributions received, affiliated	3,496,049	20,071,294	954,760
Realized gain distributions received, unaffiliated	989,064	6,002,463	570,486

Net Realized Gain	9,379,825	43,690,600	8,761,628

Net change in unrealized depreciation on investments	(5,057,537)	(20,599,172)	(6,413,618)

Net Realized and Unrealized Gain	4,322,288	23,091,428	2,348,010

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,759,186	$35,130,936	$3,035,960

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

INVESTMENT INCOME:
Dividends, affiliated	$648,459	$2,896,448	$104,986
Dividends, unaffiliated	146,630	687,727	38,563

Total Income	795,089	3,584,175	143,549

EXPENSES:
Management fees	43,384	197,793	10,067
Distribution fees - Class T1	30,399	134,889	3,992
Distribution fees - Class L	–	6,837	–

Total Expenses	73,783	339,519	14,059

Less amount waived by distributor - Class L	–	6	–

Net Expenses	73,783	339,513	14,059

NET INVESTMENT INCOME	721,306	3,244,662	129,490

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,032,889	3,648,920	629,693
Net realized gain on investments, unaffiliated	210,633	966,722	22,989
Realized gain distributions received, affiliated	1,075,198	5,458,017	197,462
Realized gain distributions received, unaffiliated	341,059	1,763,595	105,094

Net Realized Gain	2,659,779	11,837,254	955,238

Net change in unrealized depreciation on investments	(1,573,618)	(6,880,310)	(668,144)

Net Realized and Unrealized Gain	1,086,161	4,956,944	287,094

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,807,467	$8,201,606	$416,584

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2015 Fund I

OPERATIONS:
Net investment income	$4,898,076	$4,426,416
Net realized gain	8,005,321	9,715,768
Net change in unrealized depreciation	(1,439,997)	(1,722,637)

Net Increase in Net Assets Resulting from Operations	11,463,400	12,419,547

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(643,472)	(1,223,071)
Class T1	(4,317,692)	(4,299,858)

From net investment income	(4,961,164)	(5,522,929)

From net realized gains
Class T	(1,012,321)	(1,830,326)
Class T1	(6,706,530)	(7,061,277)

From net realized gains	(7,718,851)	(8,891,603)

Total Distributions	(12,680,015)	(14,414,532)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	8,967,303	14,288,936
Class T1	51,625,685	81,929,329
Shares issued in reinvestment of distributions
Class T	1,655,793	3,053,397
Class T1	11,024,222	11,361,135
Shares redeemed
Class T	(29,079,382)	(35,459,443)
Class T1	(61,155,707)	(63,428,382)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(16,962,086)	11,744,972

Total Increase (Decrease) in Net Assets	(18,178,701)	9,749,987

NET ASSETS:
Beginning of year	207,069,409	197,319,422

End of year	$188,890,708	$207,069,409

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	704,008	1,103,961
Class T1	4,032,846	6,318,645
Shares issued in reinvestment of distributions
Class T	130,620	243,960
Class T1	871,291	904,675
Shares redeemed
Class T	(2,267,859)	(2,748,891)
Class T1	(4,755,608)	(4,889,296)

Net Increase (Decrease)	(1,284,702)	933,054

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2015 Fund II

OPERATIONS:
Net investment income	$23,422,317	$18,558,295
Net realized gain	45,418,266	33,273,447
Net change in unrealized appreciation (depreciation)	(11,790,328)	17,971,543

Net Increase in Net Assets Resulting from Operations	57,050,255	69,803,285

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(3,599,461)	(3,987,333)
Class T1	(18,370,857)	(17,775,223)
Class L	(1,462,016)	(753,421)

From net investment income	(23,432,334)	(22,515,977)

From net realized gains
Class T	(5,177,022)	(4,557,011)
Class T1	(26,759,686)	(21,423,728)
Class L	(2,032,378)	(939,907)

From net realized gains	(33,969,086)	(26,920,646)

Total Distributions	(57,401,420)	(49,436,623)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	70,181,052	68,181,851
Class T1	262,267,726	341,272,380
Class L	30,779,830	19,712,397
Shares issued in reinvestment of distributions
Class T	8,776,483	8,544,344
Class T1	45,130,543	39,198,951
Class L	3,494,394	1,693,328
Shares redeemed
Class T	(97,998,795)	(44,437,905)
Class T1	(255,910,580)	(236,003,338)
Class L	(8,709,092)	(5,222,714)

Net Increase in Net Assets Resulting from Capital Share Transactions	58,011,561	192,939,294

Total Increase in Net Assets	57,660,396	213,305,956

NET ASSETS:
Beginning of year	929,663,856	716,357,900

End of year(a)	$987,324,252	$929,663,856

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	5,011,568	4,926,526
Class T1	18,660,963	24,709,961
Class L	3,132,902	1,986,270
Shares issued in reinvestment of distributions
Class T	626,135	626,507
Class T1	3,233,533	2,880,388
Class L	365,579	176,138
Shares redeemed
Class T	(6,908,362)	(3,216,192)
Class T1	(18,210,100)	(17,073,582)
Class L	(887,322)	(527,602)

Net Increase	5,024,896	14,488,414

(a) Including undistributed net investment income:	$404,142	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2015 Fund III

OPERATIONS:
Net investment income	$982,747	$615,991
Net realized gain	3,307,429	1,876,573
Net change in unrealized appreciation (depreciation)	(1,845,783)	319,836

Net Increase in Net Assets Resulting from Operations	2,444,393	2,812,400

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(179,575)	(626,589)
Class T1	(814,207)	(263,263)

From net investment income	(993,782)	(889,852)

From net realized gains
Class T	(511,105)	(987,273)
Class T1	(1,618,898)	(406,452)

From net realized gains	(2,130,003)	(1,393,725)

Total Distributions	(3,123,785)	(2,283,577)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,179,376	5,600,633
Class T1	39,069,949	10,615,760
Shares issued in reinvestment of distributions
Class T	690,680	1,613,862
Class T1	2,433,105	669,715
Shares redeemed
Class T	(21,332,429)	(3,093,999)
Class T1	(12,105,161)	(8,361,507)

Net Increase in Net Assets Resulting from Capital Share Transactions	10,935,520	7,044,464

Total Increase in Net Assets	10,256,128	7,573,287

NET ASSETS:
Beginning of year	31,658,616	24,085,329

End of year(a)	$41,914,744	$31,658,616

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	152,680	396,176
Class T1	2,730,097	743,012
Shares issued in reinvestment of distributions
Class T	48,244	116,737
Class T1	175,137	48,458
Shares redeemed
Class T	(1,481,108)	(220,004)
Class T1	(847,148)	(590,740)

Net Increase	777,902	493,639

(a) Including undistributed net investment income:	$9,637	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2025 Fund I

OPERATIONS:
Net investment income	$7,023,527	$6,167,041
Net realized gain	16,009,780	15,175,152
Net change in unrealized appreciation (depreciation)	(6,202,983)	5,580,020

Net Increase in Net Assets Resulting from Operations	16,830,324	26,922,213

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,015,849)	(1,656,314)
Class T1	(6,062,055)	(5,886,005)

From net investment income	(7,077,904)	(7,542,319)

From net realized gains
Class T	(2,109,587)	(2,497,356)
Class T1	(12,805,736)	(9,499,450)

From net realized gains	(14,915,323)	(11,996,806)

Total Distributions	(21,993,227)	(19,539,125)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	12,982,625	20,026,055
Class T1	83,989,935	111,763,593
Shares issued in reinvestment of distributions
Class T	3,125,436	4,153,670
Class T1	18,867,791	15,385,455
Shares redeemed
Class T	(31,992,341)	(42,858,865)
Class T1	(77,287,357)	(68,049,283)

Net Increase in Net Assets Resulting from Capital Share Transactions	9,686,089	40,420,625

Total Increase in Net Assets	4,523,186	47,803,713

NET ASSETS:
Beginning of year	287,697,196	239,893,483

End of year(a)	$292,220,382	$287,697,196

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	935,375	1,448,129
Class T1	6,017,320	8,047,497
Shares issued in reinvestment of distributions
Class T	226,945	304,983
Class T1	1,373,949	1,128,239
Shares redeemed
Class T	(2,291,768)	(3,075,316)
Class T1	(5,523,947)	(4,894,390)

Net Increase	737,874	2,959,142

(a) Including undistributed net investment income:	$75,943	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2025 Fund II

OPERATIONS:
Net investment income	$35,388,140	$27,399,035
Net realized gain	83,715,730	55,590,635
Net change in unrealized appreciation (depreciation)	(26,763,327)	73,092,955

Net Increase in Net Assets Resulting from Operations	92,340,543	156,082,625

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(4,726,750)	(5,032,293)
Class T1	(28,960,461)	(26,631,690)
Class L	(1,614,755)	(1,023,025)

From net investment income	(35,301,966)	(32,687,008)

From net realized gains
Class T	(7,801,267)	(5,405,402)
Class T1	(46,610,203)	(30,027,427)
Class L	(2,461,934)	(1,164,331)

From net realized gains	(56,873,404)	(36,597,160)

Total Distributions	(92,175,370)	(69,284,168)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	94,339,827	88,158,678
Class T1	445,734,374	493,838,444
Class L	29,336,328	21,137,701
Shares issued in reinvestment of distributions
Class T	12,528,017	10,437,695
Class T1	75,570,664	56,659,117
Class L	4,076,689	2,187,356
Shares redeemed
Class T	(116,825,778)	(40,087,599)
Class T1	(306,929,033)	(257,897,516)
Class L	(11,661,092)	(6,610,683)

Net Increase in Net Assets Resulting from Capital Share Transactions	226,169,996	367,823,193

Total Increase in Net Assets	226,335,169	454,621,650

NET ASSETS:
Beginning of year	1,384,072,267	929,450,617

End of year(a)	$1,610,407,436	$1,384,072,267

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	6,046,074	5,887,102
Class T1	28,565,935	33,058,908
Class L	2,920,418	2,115,526
Shares issued in reinvestment of distributions
Class T	797,891	690,057
Class T1	4,853,138	3,765,745
Class L	414,483	222,356
Shares redeemed
Class T	(7,378,268)	(2,667,219)
Class T1	(19,684,050)	(17,183,307)
Class L	(1,159,929)	(662,252)

Net Increase	15,375,692	25,226,916

(a) Including undistributed net investment income:	$991,664	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2025 Fund III

OPERATIONS:
Net investment income	$1,695,395	$1,483,209
Net realized gain	12,163,445	4,519,718
Net change in unrealized appreciation (depreciation)	(7,847,618)	4,453,599

Net Increase in Net Assets Resulting from Operations	6,011,222	10,456,526

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(450,561)	(1,414,244)
Class T1	(1,253,835)	(358,094)

From net investment income	(1,704,396)	(1,772,338)

From net realized gains
Class T	(1,791,216)	(2,338,361)
Class T1	(3,388,594)	(615,680)

From net realized gains	(5,179,810)	(2,954,041)

Total Distributions	(6,884,206)	(4,726,379)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	10,360,635	11,081,010
Class T1	46,921,497	9,383,545
Shares issued in reinvestment of distributions
Class T	2,241,777	3,752,605
Class T1	4,642,429	973,774
Shares redeemed
Class T	(61,229,323)	(6,392,804)
Class T1	(12,132,619)	(5,516,964)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,195,604)	13,281,166

Total Increase (Decrease) in Net Assets	(10,068,588)	19,011,313

NET ASSETS:
Beginning of year	73,764,288	54,752,975

End of year(a)	$63,695,700	$73,764,288

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	634,750	705,283
Class T1	2,855,134	585,057
Shares issued in reinvestment of distributions
Class T	137,051	237,589
Class T1	293,404	61,372
Shares redeemed
Class T	(3,694,240)	(406,415)
Class T1	(740,030)	(356,194)

Net Increase (Decrease)	(513,931)	826,692

(a) Including undistributed net investment income:	$34,141	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2035 Fund I

OPERATIONS:
Net investment income	$5,082,220	$4,550,272
Net realized gain	16,692,922	13,980,133
Net change in unrealized appreciation (depreciation)	(8,307,151)	12,892,833

Net Increase in Net Assets Resulting from Operations	13,467,991	31,423,238

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(561,538)	(1,101,936)
Class T1	(4,558,201)	(4,568,036)

From net investment income	(5,119,739)	(5,669,972)

From net realized gains
Class T	(1,618,719)	(1,874,068)
Class T1	(12,908,579)	(7,991,848)

From net realized gains	(14,527,298)	(9,865,916)

Total Distributions	(19,647,037)	(15,535,888)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	10,547,326	16,612,858
Class T1	71,423,198	79,691,801
Shares issued in reinvestment of distributions
Class T	2,180,257	2,976,004
Class T1	17,466,780	12,559,884
Shares redeemed
Class T	(26,518,276)	(33,136,036)
Class T1	(52,575,759)	(45,552,406)

Net Increase in Net Assets Resulting from Capital Share Transactions	22,523,526	33,152,105

Total Increase in Net Assets	16,344,480	49,039,455

NET ASSETS:
Beginning of year	219,604,021	170,564,566

End of year(a)	$235,948,501	$219,604,021

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	681,264	1,108,417
Class T1	4,606,335	5,281,988
Shares issued in reinvestment of distributions
Class T	142,356	197,240
Class T1	1,145,446	830,355
Shares redeemed
Class T	(1,714,005)	(2,157,568)
Class T1	(3,386,926)	(2,994,211)

Net Increase	1,474,470	2,266,221

(a) Including undistributed net investment income:	$106,978	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2035 Fund II

OPERATIONS:
Net investment income	$25,168,607	$20,174,112
Net realized gain	76,154,599	44,558,535
Net change in unrealized appreciation (depreciation)	(27,875,620)	93,455,461

Net Increase in Net Assets Resulting from Operations	73,447,586	158,188,108

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(3,250,948)	(3,416,018)
Class T1	(20,496,361)	(19,417,567)
Class L	(1,346,721)	(757,105)

From net investment income	(25,094,030)	(23,590,690)

From net realized gains
Class T	(6,786,470)	(2,979,758)
Class T1	(41,312,282)	(17,709,389)
Class L	(2,434,444)	(680,096)

From net realized gains	(50,533,196)	(21,369,243)

Total Distributions	(75,627,226)	(44,959,933)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	81,083,348	60,021,589
Class T1	380,249,313	386,462,187
Class L	28,616,670	16,937,008
Shares issued in reinvestment of distributions
Class T	10,037,418	6,395,776
Class T1	61,808,643	37,126,956
Class L	3,781,165	1,437,201
Shares redeemed
Class T	(84,831,935)	(20,052,175)
Class T1	(236,699,847)	(177,418,442)
Class L	(9,004,489)	(5,040,905)

Net Increase in Net Assets Resulting from Capital Share Transactions	235,040,286	305,869,195

Total Increase in Net Assets	232,860,646	419,097,370

NET ASSETS:
Beginning of year	1,054,391,442	635,294,072

End of year(a)	$1,287,252,088	$1,054,391,442

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	4,719,911	3,761,837
Class T1	22,072,593	24,140,802
Class L	2,727,228	1,666,301
Shares issued in reinvestment of distributions
Class T	577,623	385,256
Class T1	3,576,014	2,242,576
Class L	369,608	140,659
Shares redeemed
Class T	(4,848,506)	(1,241,899)
Class T1	(13,741,596)	(11,015,353)
Class L	(858,176)	(496,338)

Net Increase	14,594,699	19,583,841

(a) Including undistributed net investment income:	$1,015,794	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2035 Fund III

OPERATIONS:
Net investment income	$1,292,243	$1,490,079
Net realized gain	14,926,163	4,563,870
Net change in unrealized appreciation (depreciation)	(10,657,669)	6,927,074

Net Increase in Net Assets Resulting from Operations	5,560,737	12,981,023

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(273,798)	(1,403,151)
Class T1	(1,023,543)	(382,953)

From net investment income	(1,297,341)	(1,786,104)

From net realized gains
Class T	(1,929,704)	(2,139,611)
Class T1	(3,596,223)	(588,189)

From net realized gains	(5,525,927)	(2,727,800)

Total Distributions	(6,823,268)	(4,513,904)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	8,493,464	11,134,226
Class T1	32,277,998	10,254,131
Shares issued in reinvestment of distributions
Class T	2,203,502	3,542,762
Class T1	4,619,766	971,142
Shares redeemed
Class T	(64,838,091)	(3,636,742)
Class T1	(7,782,703)	(6,059,192)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(25,026,064)	16,206,327

Total Increase (Decrease) in Net Assets	(26,288,595)	24,673,446

NET ASSETS:
Beginning of year	77,088,323	52,414,877

End of year(a)	$50,799,728	$77,088,323

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	484,096	681,484
Class T1	1,827,328	608,324
Shares issued in reinvestment of distributions
Class T	124,888	209,348
Class T1	275,813	57,158
Shares redeemed
Class T	(3,644,752)	(219,330)
Class T1	(446,356)	(378,818)

Net Increase (Decrease)	(1,378,983)	958,166

(a) Including undistributed net investment income:	$36,891	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2045 Fund I

OPERATIONS:
Net investment income	$2,436,898	$2,190,514
Net realized gain	9,379,825	7,421,992
Net change in unrealized appreciation (depreciation)	(5,057,537)	8,609,740

Net Increase in Net Assets Resulting from Operations	6,759,186	18,222,246

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(317,452)	(582,417)
Class T1	(2,136,664)	(2,161,410)

From net investment income	(2,454,116)	(2,743,827)

From net realized gains
Class T	(1,012,670)	(1,001,333)
Class T1	(6,392,365)	(3,698,161)

From net realized gains	(7,405,035)	(4,699,494)

Total Distributions	(9,859,151)	(7,443,321)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	6,635,988	9,989,240
Class T1	43,635,908	43,819,738
Shares issued in reinvestment of distributions
Class T	1,330,122	1,583,750
Class T1	8,529,029	5,859,571
Shares redeemed
Class T	(14,617,259)	(17,313,039)
Class T1	(29,114,398)	(25,359,091)

Net Increase in Net Assets Resulting from Capital Share Transactions	16,399,390	18,580,169

Total Increase in Net Assets	13,299,425	29,359,094

NET ASSETS:
Beginning of year	109,983,156	80,624,062

End of year(a)	$123,282,581	$109,983,156

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	406,939	640,513
Class T1	2,673,695	2,800,983
Shares issued in reinvestment of distributions
Class T	81,846	99,807
Class T1	528,019	368,195
Shares redeemed
Class T	(895,021)	(1,083,027)
Class T1	(1,784,148)	(1,602,507)

Net Increase	1,011,330	1,223,964

(a) Including undistributed net investment income:	$70,213	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2045 Fund II

OPERATIONS:
Net investment income	$12,039,508	$9,899,233
Net realized gain	43,690,600	21,595,522
Net change in unrealized appreciation (depreciation)	(20,599,172)	52,775,826

Net Increase in Net Assets Resulting from Operations	35,130,936	84,270,581

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,533,869)	(1,897,108)
Class T1	(9,925,928)	(9,333,831)
Class L	(548,847)	(266,484)

From net investment income	(12,008,644)	(11,497,423)

From net realized gains
Class T	(3,651,946)	(1,490,883)
Class T1	(21,040,113)	(7,692,214)
Class L	(985,780)	(210,348)

From net realized gains	(25,677,839)	(9,393,445)

Total Distributions	(37,686,483)	(20,890,868)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	45,443,711	33,688,699
Class T1	225,844,696	204,538,802
Class L	14,466,229	6,661,102
Shares issued in reinvestment of distributions
Class T	5,185,815	3,387,991
Class T1	30,966,041	17,026,045
Class L	1,534,627	476,832
Shares redeemed
Class T	(61,072,952)	(11,511,219)
Class T1	(137,650,231)	(85,926,368)
Class L	(4,712,291)	(2,408,808)

Net Increase in Net Assets Resulting from Capital Share Transactions	120,005,645	165,933,076

Total Increase in Net Assets	117,450,098	229,312,789

NET ASSETS:
Beginning of year	536,129,793	306,817,004

End of year(a)	$653,579,891	$536,129,793

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,557,073	2,063,035
Class T1	12,737,471	12,480,550
Class L	1,354,703	648,060
Shares issued in reinvestment of distributions
Class T	288,375	197,753
Class T1	1,739,262	999,007
Class L	147,802	45,912
Shares redeemed
Class T	(3,375,883)	(703,268)
Class T1	(7,763,392)	(5,222,056)
Class L	(441,399)	(236,196)

Net Increase	7,244,012	10,272,797

(a) Including undistributed net investment income:	$538,791	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2045 Fund III

OPERATIONS:
Net investment income	$687,950	$824,204
Net realized gain	8,761,628	2,681,526
Net change in unrealized appreciation (depreciation)	(6,413,618)	4,216,133

Net Increase in Net Assets Resulting from Operations	3,035,960	7,721,863

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(107,069)	(833,939)
Class T1	(583,703)	(170,473)

From net investment income	(690,772)	(1,004,412)

From net realized gains
Class T	(1,023,645)	(1,312,660)
Class T1	(1,506,026)	(276,365)

From net realized gains	(2,529,671)	(1,589,025)

Total Distributions	(3,220,443)	(2,593,437)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	5,895,717	7,108,576
Class T1	18,110,720	5,177,307
Shares issued in reinvestment of distributions
Class T	1,130,714	2,146,599
Class T1	2,089,729	446,838
Shares redeemed
Class T	(41,933,120)	(4,004,211)
Class T1	(2,980,608)	(3,656,454)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(17,686,848)	7,218,655

Total Increase (Decrease) in Net Assets	(17,871,331)	12,347,081

NET ASSETS:
Beginning of year	43,406,796	31,059,715

End of year(a)	$25,535,465	$43,406,796

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	331,196	427,211
Class T1	1,012,377	307,340
Shares issued in reinvestment of distributions
Class T	62,135	124,615
Class T1	121,508	25,911
Shares redeemed
Class T	(2,324,006)	(239,561)
Class T1	(166,873)	(223,410)

Net Increase (Decrease)	(963,663)	422,106

(a) Including undistributed net investment income:	$17,851	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2055 Fund I

OPERATIONS:
Net investment income	$721,306	$548,737
Net realized gain	2,659,779	2,309,598
Net change in unrealized appreciation (depreciation)	(1,573,618)	1,898,757

Net Increase in Net Assets Resulting from Operations	1,807,467	4,757,092

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(93,800)	(164,394)
Class T1	(626,171)	(560,690)

From net investment income	(719,971)	(725,084)

From net realized gains
Class T	(289,791)	(380,550)
Class T1	(1,799,177)	(1,237,476)

From net realized gains	(2,088,968)	(1,618,026)

Total Distributions	(2,808,939)	(2,343,110)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,871,250	4,219,307
Class T1	18,991,266	13,464,237
Shares issued in reinvestment of distributions
Class T	383,591	544,944
Class T1	2,425,348	1,798,166
Shares redeemed
Class T	(4,369,044)	(7,283,183)
Class T1	(9,310,601)	(7,626,803)

Net Increase in Net Assets Resulting from Capital Share Transactions	10,991,810	5,116,668

Total Increase in Net Assets	9,990,338	7,530,650

NET ASSETS:
Beginning of year	28,580,750	21,050,100

End of year(a)	$38,571,088	$28,580,750

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	182,834	275,310
Class T1	1,206,508	877,368
Shares issued in reinvestment of distributions
Class T	24,431	35,437
Class T1	155,445	116,614
Shares redeemed
Class T	(276,979)	(467,340)
Class T1	(590,321)	(495,524)

Net Increase	701,918	341,865

(a) Including undistributed net investment income:	$28,466	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2055 Fund II

OPERATIONS:
Net investment income	$3,244,662	$2,425,483
Net realized gain	11,837,254	5,230,772
Net change in unrealized appreciation (depreciation)	(6,880,310)	12,606,637

Net Increase in Net Assets Resulting from Operations	8,201,606	20,262,892

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(469,886)	(423,715)
Class T1	(2,672,134)	(2,311,519)
Class L	(100,128)	(60,139)

From net investment income	(3,242,148)	(2,795,373)

From net realized gains
Class T	(1,084,519)	(300,855)
Class T1	(6,162,892)	(1,719,448)
Class L	(216,060)	(42,881)

From net realized gains	(7,463,471)	(2,063,184)

Total Distributions	(10,705,619)	(4,858,557)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	17,500,180	11,705,591
Class T1	79,324,086	64,182,546
Class L	2,759,755	1,874,528
Shares issued in reinvestment of distributions
Class T	1,554,405	724,570
Class T1	8,835,026	4,030,967
Class L	316,188	103,020
Shares redeemed
Class T	(14,064,180)	(3,808,029)
Class T1	(44,154,973)	(23,913,268)
Class L	(1,364,896)	(880,651)

Net Increase in Net Assets Resulting from Capital Share Transactions	50,705,591	54,019,274

Total Increase in Net Assets	48,201,578	69,423,609

NET ASSETS:
Beginning of year	136,296,956	66,873,347

End of year(a)	$184,498,534	$136,296,956

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	990,747	723,704
Class T1	4,488,123	3,941,550
Class L	261,034	185,305
Shares issued in reinvestment of distributions
Class T	87,677	42,513
Class T1	501,490	237,339
Class L	30,843	9,998
Shares redeemed
Class T	(783,175)	(233,714)
Class T1	(2,504,236)	(1,456,306)
Class L	(128,501)	(88,869)

Net Increase	2,944,002	3,361,520

(a) Including undistributed net investment income:	$139,403	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Lifetime 2055 Fund III

OPERATIONS:
Net investment income	$129,490	$106,830
Net realized gain	955,238	434,714
Net change in unrealized appreciation (depreciation)	(668,144)	392,999

Net Increase in Net Assets Resulting from Operations	416,584	934,543

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(16,867)	(88,406)
Class T1	(113,326)	(50,625)

From net investment income	(130,193)	(139,031)

From net realized gains
Class T	(118,734)	(132,705)
Class T1	(286,457)	(77,824)

From net realized gains	(405,191)	(210,529)

Total Distributions	(535,384)	(349,560)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,167,348	2,640,888
Class T1	3,745,257	979,886
Shares issued in reinvestment of distributions
Class T	135,601	221,111
Class T1	399,783	128,449
Shares redeemed
Class T	(5,961,454)	(1,143,475)
Class T1	(392,966)	(477,074)

Net Increase in Net Assets Resulting from Capital Share Transactions	93,569	2,349,785

Total Increase (Decrease) in Net Assets	(25,231)	2,934,768

NET ASSETS:
Beginning of year	5,995,933	3,061,165

End of year(a)	$5,970,702	$5,995,933

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	122,071	156,891
Class T1	209,214	57,774
Shares issued in reinvestment of distributions
Class T	7,417	12,721
Class T1	22,867	7,422
Shares redeemed
Class T	(331,605)	(67,208)
Class T1	(22,062)	(27,777)

Net Increase	7,902	139,823

(a) Including undistributed net investment income:	$7,996	$0

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2015 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$12.51		$12.64		$11.91		$12.44	$11.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(a)	0.25	(a)	0.35	(a)	0.69	0.27
Net realized and unrealized gain (loss)	0.44		0.52		0.93		(0.40)	0.95

Total From Investment Operations	0.70		0.77		1.28		0.29	1.22

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.35)		(0.33)		(0.66)	(0.32)
From net realized gains	(0.50)		(0.55)		(0.22)		(0.16)	(0.10)

Total Distributions	(0.84)		(0.90)		(0.55)		(0.82)	(0.42)

NET ASSET VALUE, END OF YEAR	$12.37		$12.51		$12.64		$11.91	$12.44

TOTAL RETURN(b)	5.57%		6.29%		10.76%		2.27%	10.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$20,471		$38,625		$56,741		$28,788	$25,585
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	2.05%		1.94%		2.75%		2.78%	3.08%
Portfolio turnover rate(d)	27%		50%		38%		62%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2015 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$12.55		$12.68		$11.95		$12.50	$11.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	(a)	0.28	(a)	0.35	(a)	0.64	0.27
Net realized and unrealized gain (loss)	0.38		0.48		0.93		(0.38)	0.95

Total From Investment Operations	0.69		0.76		1.28		0.26	1.22

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.34)		(0.33)		(0.65)	(0.26)
From net realized gains	(0.50)		(0.55)		(0.22)		(0.16)	(0.10)

Total Distributions	(0.83)		(0.89)		(0.55)		(0.81)	(0.36)

NET ASSET VALUE, END OF YEAR	$12.41		$12.55		$12.68		$11.95	$12.50

TOTAL RETURN(b)	5.47%		6.14%		10.65%		2.15%	10.63%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$168,420		$168,444		$140,579		$81,643	$58,747
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	2.37%		2.15%		2.79%		2.74%
Before waiver	N/A		N/A		N/A		N/A	3.01%
After waiver	N/A		N/A		N/A		N/A	3.01%
Portfolio turnover rate(e)	27%		50%		38%		62%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2015 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.73		$13.34		$12.41		$12.88	$11.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	(a)	0.32	(a)	0.36	(a)	0.54	0.25
Net realized and unrealized gain (loss)	0.52		0.85		1.12		(0.35)	1.11

Total From Investment Operations	0.83		1.17		1.48		0.19	1.36

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.36)		(0.31)		(0.54)	(0.25)
From net realized gains	(0.48)		(0.42)		(0.24)		(0.12)	(0.09)

Total Distributions	(0.82)		(0.78)		(0.55)		(0.66)	(0.34)

NET ASSET VALUE, END OF YEAR	$13.74		$13.73		$13.34		$12.41	$12.88

TOTAL RETURN(b)	6.04%		8.97%		11.91%		1.49%	11.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$140,814		$158,142		$122,399		$37,125	$25,210
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	2.19%		2.28%		2.73%		2.67%	2.84%
Portfolio turnover rate(d)	24%		29%		35%		52%	37%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2015 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.71		$13.31		$12.40		$12.88	$11.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.34	(a)	0.30	(a)	0.34	(a)	0.54	0.23
Net realized and unrealized gain (loss)	0.48		0.86		1.11		(0.36)	1.12

Total From Investment Operations	0.82		1.16		1.45		0.18	1.35

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.34)		(0.30)		(0.54)	(0.24)
From net realized gains	(0.48)		(0.42)		(0.24)		(0.12)	(0.09)

Total Distributions	(0.81)		(0.76)		(0.54)		(0.66)	(0.33)

NET ASSET VALUE, END OF YEAR	$13.72		$13.71		$13.31		$12.40	$12.88

TOTAL RETURN(b)	5.93%		8.84%		11.86%		1.34%	11.50%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$797,092		$745,925		$584,168		$351,144	$199,406
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	2.38%		2.18%		2.56%		2.68%
Before waiver	N/A		N/A		N/A		N/A	2.82%
After waiver	N/A		N/A		N/A		N/A	2.82%
Portfolio turnover rate(e)	24%		29%		35%		52%	37%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	(a)
Great-West Lifetime 2015 Fund II - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.63		$9.56		$9.09		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.27	(b)	0.25	(b)	0.30	(b)	0.61
Net realized and unrealized gain (loss)	0.29		0.57		0.75		(0.85)

Total From Investment Operations	0.56		0.82		1.05		(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.33)		(0.34)		(0.61)
From net realized gains	(0.48)		(0.42)		(0.24)		(0.06)

Total Distributions	(0.81)		(0.75)		(0.58)		(0.67)

NET ASSET VALUE, END OF YEAR	$9.38		$9.63		$9.56		$9.09

TOTAL RETURN(c)	5.79%		8.73%		11.58%	(d)	(2.39%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$49,418		$25,597		$9,791		$1,976
Ratio of expenses to average net assets(f)	0.37%		0.37%
Before waiver	N/A		N/A		0.37%		0.37%	(g)
After waiver	N/A		N/A		0.37%		0.37%	(g)
Ratio of net investment income to average net assets(f)	2.72%		2.53%
Before waiver	N/A		N/A		3.07%		3.95%	(g)
After waiver	N/A		N/A		3.07%		3.96%	(g)
Portfolio turnover rate(h)	24%		29%		35%		52%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2015 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.87		$13.45		$12.55		$13.24	$12.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(a)	0.33	(a)	0.31	(a)	0.49	0.19
Net realized and unrealized gain (loss)	0.69		1.21		1.31		(0.45)	1.31

Total From Investment Operations	0.89		1.54		1.62		0.04	1.50

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.44)		(0.56)		(0.53)	(0.18)
From net realized gains	(0.71)		(0.68)		(0.16)		(0.20)	(0.21)

Total Distributions	(0.98)		(1.12)		(0.72)		(0.73)	(0.39)

NET ASSET VALUE, END OF YEAR	$13.78		$13.87		$13.45		$12.55	$13.24

TOTAL RETURN(b)	6.41%		11.76%		13.01%		0.31%	12.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$3,728		$21,508		$16,912		$2,900	$204
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	1.39%		2.31%		2.30%		5.64%	2.39%
Portfolio turnover rate(d)	79%		60%		61%		78%	64%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2015 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.85		$13.48		$12.58		$13.19	$12.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.48	(a)	0.38	(a)	0.28	(a)	0.44	0.21
Net realized and unrealized gain (loss)	0.41		1.16		1.33		(0.41)	1.27

Total From Investment Operations	0.89		1.54		1.61		0.03	1.48

LESS DISTRIBUTIONS:
From net investment income	(0.35)		(0.49)		(0.55)		(0.44)	(0.21)
From net realized gains	(0.71)		(0.68)		(0.16)		(0.20)	(0.21)

Total Distributions	(1.06)		(1.17)		(0.71)		(0.64)	(0.42)

NET ASSET VALUE, END OF YEAR	$13.68		$13.85		$13.48		$12.58	$13.19

TOTAL RETURN(b)	6.39%		11.64%		12.90%		0.35%	12.38%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$38,187		$10,151		$7,174		$6,638	$4,499
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	3.35%		2.71%		2.08%		2.31%
Before waiver	N/A		N/A		N/A		N/A	2.56%
After waiver	N/A		N/A		N/A		N/A	2.56%
Portfolio turnover rate(e)	79%		60%		61%		78%	64%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2025 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.69		$13.29		$12.30		$13.11	$12.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	(a)	0.28	(a)	0.34	(a)	0.70	0.24
Net realized and unrealized gain (loss)	0.49		1.08		1.20		(0.67)	1.22

Total From Investment Operations	0.79		1.36		1.54		0.03	1.46

LESS DISTRIBUTIONS:
From net investment income	(0.35)		(0.38)		(0.31)		(0.68)	(0.28)
From net realized gains	(0.70)		(0.58)		(0.24)		(0.16)	(0.10)

Total Distributions	(1.05)		(0.96)		(0.55)		(0.84)	(0.38)

NET ASSET VALUE, END OF YEAR	$13.43		$13.69		$13.29		$12.30	$13.11

TOTAL RETURN(b)	5.79%		10.48%		12.54%		0.22%	12.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$38,263		$54,464		$70,415		$42,230	$40,346
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	2.17%		2.00%		2.57%		2.43%	2.78%
Portfolio turnover rate(d)	29%		42%		33%		54%	42%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2025 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.69		$13.28		$12.31		$13.13	$12.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	(a)	0.32	(a)	0.35	(a)	0.67	0.24
Net realized and unrealized gain (loss)	0.45		1.04		1.17		(0.65)	1.19

Total From Investment Operations	0.78		1.36		1.52		0.02	1.43

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.37)		(0.31)		(0.68)	(0.23)
From net realized gains	(0.70)		(0.58)		(0.24)		(0.16)	(0.10)

Total Distributions	(1.04)		(0.95)		(0.55)		(0.84)	(0.33)

NET ASSET VALUE, END OF YEAR	$13.43		$13.69		$13.28		$12.31	$13.13

TOTAL RETURN(b)	5.67%		10.37%		12.47%		0.17%	12.03%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$253,958		$233,233		$169,479		$95,598	$64,989
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	2.36%		2.30%		2.62%		2.48%
Before waiver	N/A		N/A		N/A		N/A	2.77%
After waiver	N/A		N/A		N/A		N/A	2.77%
Portfolio turnover rate(e)	29%		42%		33%		54%	42%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2025 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$15.32		$14.11		$12.86		$13.68	$12.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	(a)	0.36	(a)	0.33	(a)	0.49	0.21
Net realized and unrealized gain (loss)	0.63		1.67		1.45		(0.62)	1.40

Total From Investment Operations	0.96		2.03		1.78		(0.13)	1.61

LESS DISTRIBUTIONS:
From net investment income	(0.36)		(0.40)		(0.29)		(0.52)	(0.19)
From net realized gains	(0.55)		(0.42)		(0.24)		(0.17)	(0.09)

Total Distributions	(0.91)		(0.82)		(0.53)		(0.69)	(0.28)

NET ASSET VALUE, END OF YEAR	$15.37		$15.32		$14.11		$12.86	$13.68

TOTAL RETURN(b)	6.24%		14.54%		13.93%		(1.00%)	13.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$200,112		$207,546		$136,059		$46,667	$40,717
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	2.10%		2.41%		2.40%		2.02%	2.06%
Portfolio turnover rate(d)	19%		22%		27%		50%	33%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2025 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$15.24		$14.04		$12.80		$13.66	$12.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.36	(a)	0.34	(a)	0.32	(a)	0.53	0.20
Net realized and unrealized gain (loss)	0.58		1.66		1.44		(0.69)	1.41

Total From Investment Operations	0.94		2.00		1.76		(0.16)	1.61

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.38)		(0.28)		(0.53)	(0.20)
From net realized gains	(0.55)		(0.42)		(0.24)		(0.17)	(0.09)

Total Distributions	(0.89)		(0.80)		(0.52)		(0.70)	(0.29)

NET ASSET VALUE, END OF YEAR	$15.29		$15.24		$14.04		$12.80	$13.66

TOTAL RETURN(b)	6.17%		14.39%		13.88%		(1.18%)	13.26%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,359,311		$1,145,488		$779,692		$443,236	$243,313
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	2.31%		2.30%		2.29%		2.25%
Before waiver	N/A		N/A		N/A		N/A	2.37%
After waiver	N/A		N/A		N/A		N/A	2.37%
Portfolio turnover rate(e)	19%		22%		27%		50%	33%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2014		2013		2012		2011	(a)
Great-West Lifetime 2025 Fund II - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.90		$9.38		$8.73		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	(b)	0.26	(b)	0.24	(b)	0.58
Net realized and unrealized gain (loss)	0.35		1.05		0.95		(1.14)

Total From Investment Operations	0.59		1.31		1.19		(0.56)

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.37)		(0.30)		(0.58)
From net realized gains	(0.55)		(0.42)		(0.24)		(0.13)

Total Distributions	(0.89)		(0.79)		(0.54)		(0.71)

NET ASSET VALUE, END OF YEAR	$9.60		$9.90		$9.38		$8.73

TOTAL RETURN(c)	5.98%		14.33%		13.65%		(5.69%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$50,984		$31,039		$13,699		$3,489
Ratio of expenses to average net assets(f)	0.37%		0.37%		0.37%
Before waiver	N/A		N/A		N/A		0.37%	(g)
After waiver	N/A		N/A		N/A		0.37%	(g)
Ratio of net investment income to average net assets(f)	2.40%		2.55%		2.58%
Before waiver	N/A		N/A		N/A		3.38%	(g)
After waiver	N/A		N/A		N/A		3.38%	(g)
Portfolio turnover rate(h)	19%		22%		27%		50%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2025 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$15.96		$14.42		$12.94		$13.94	$12.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(a)	0.36	(a)	0.29	(a)	0.56	0.16
Net realized and unrealized gain (loss)	0.89		2.29		1.66		(0.89)	1.62

Total From Investment Operations	1.09		2.65		1.95		(0.33)	1.78

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.42)		(0.35)		(0.58)	(0.15)
From net realized gains	(1.15)		(0.69)		(0.12)		(0.09)	(0.30)

Total Distributions	(1.48)		(1.11)		(0.47)		(0.67)	(0.45)

NET ASSET VALUE, END OF YEAR	$15.57		$15.96		$14.42		$12.94	$13.94

TOTAL RETURN(b)	6.81%		18.52%		15.12%		(2.34%)	14.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$10,799		$57,694		$44,422		$6,666	$939
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	1.20%		2.32%		2.05%		4.20%	2.15%
Portfolio turnover rate(d)	66%		30%		34%		83%	84%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2025 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$16.00		$14.46		$12.97		$13.92	$12.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.46	(a)	0.42	(a)	0.25	(a)	0.52	0.15
Net realized and unrealized gain (loss)	0.61		2.21		1.69		(0.86)	1.61

Total From Investment Operations	1.07		2.63		1.94		(0.34)	1.76

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.40)		(0.33)		(0.52)	(0.15)
From net realized gains	(1.15)		(0.69)		(0.12)		(0.09)	(0.30)

Total Distributions	(1.57)		(1.09)		(0.45)		(0.61)	(0.45)

NET ASSET VALUE, END OF YEAR	$15.50		$16.00		$14.46		$12.97	$13.92

TOTAL RETURN(b)	6.61%		18.38%		15.02%		(2.38%)	14.14%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$52,897		$16,070		$10,331		$8,790	$4,928
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	2.80%		2.65%		1.79%		2.05%
Before waiver	N/A		N/A		N/A		N/A	1.76%
After waiver	N/A		N/A		N/A		N/A	1.76%
Portfolio turnover rate(e)	66%		30%		34%		83%	84%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2035 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$15.25		$14.06		$12.74		$13.87	$12.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	(a)	0.28	(a)	0.29	(a)	0.72	0.19
Net realized and unrealized gain (loss)	0.62		2.04		1.58		(1.00)	1.52

Total From Investment Operations	0.92		2.32		1.87		(0.28)	1.71

LESS DISTRIBUTIONS:
From net investment income	(0.35)		(0.42)		(0.28)		(0.70)	(0.23)
From net realized gains	(0.95)		(0.71)		(0.27)		(0.15)	(0.10)

Total Distributions	(1.30)		(1.13)		(0.55)		(0.85)	(0.33)

NET ASSET VALUE, END OF YEAR	$14.87		$15.25		$14.06		$12.74	$13.87

TOTAL RETURN(b)	6.03%		16.73%		14.73%		(2.02%)	13.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$23,411		$37,599		$46,624		$29,585	$27,133
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	1.90%		1.87%		2.14%		1.98%	2.46%
Portfolio turnover rate(d)	27%		36%		30%		53%	44%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2035 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$15.25		$14.05		$12.75		$13.89	$12.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.34	(a)	0.35	(a)	0.30	(a)	0.68	0.19
Net realized and unrealized gain (loss)	0.56		1.97		1.55		(0.98)	1.50

Total From Investment Operations	0.90		2.32		1.85		(0.30)	1.69

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.41)		(0.28)		(0.69)	(0.18)
From net realized gains	(0.95)		(0.71)		(0.27)		(0.15)	(0.10)

Total Distributions	(1.29)		(1.12)		(0.55)		(0.84)	(0.28)

NET ASSET VALUE, END OF YEAR	$14.86		$15.25		$14.05		$12.75	$13.89

TOTAL RETURN(b)	5.86%		16.64%		14.63%		(2.12%)	13.69%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$212,538		$182,005		$123,940		$72,088	$43,639
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	2.18%		2.30%		2.19%		2.03%
Before waiver	N/A		N/A		N/A		N/A	2.17%
After waiver	N/A		N/A		N/A		N/A	2.17%
Portfolio turnover rate(e)	27%		36%		30%		53%	44%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2035 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$16.93		$14.68		$13.10		$14.29	$12.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	(a)	0.40	(a)	0.29	(a)	0.54	0.17
Net realized and unrealized gain (loss)	0.74		2.62		1.77		(0.99)	1.66

Total From Investment Operations	1.07		3.02		2.06		(0.45)	1.83

LESS DISTRIBUTIONS:
From net investment income	(0.35)		(0.41)		(0.25)		(0.55)	(0.16)
From net realized gains	(0.68)		(0.36)		(0.23)		(0.19)	(0.10)

Total Distributions	(1.03)		(0.77)		(0.48)		(0.74)	(0.26)

NET ASSET VALUE, END OF YEAR	$16.97		$16.93		$14.68		$13.10	$14.29

TOTAL RETURN(b)	6.30%		20.74%		15.83%		(3.17%)	14.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$156,340		$148,360		$86,019		$27,285	$21,833
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	1.92%		2.44%		2.04%		1.66%	1.72%
Portfolio turnover rate(d)	15%		14%		22%		51%	36%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2035 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$16.88		$14.63		$13.07		$14.27	$12.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.36	(a)	0.38	(a)	0.27	(a)	0.55	0.16
Net realized and unrealized gain (loss)	0.69		2.62		1.76		(1.01)	1.66

Total From Investment Operations	1.05		3.00		2.03		(0.46)	1.82

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.39)		(0.24)		(0.55)	(0.16)
From net realized gains	(0.68)		(0.36)		(0.23)		(0.19)	(0.11)

Total Distributions	(1.01)		(0.75)		(0.47)		(0.74)	(0.27)

NET ASSET VALUE, END OF YEAR	$16.92		$16.88		$14.63		$13.07	$14.27

TOTAL RETURN(b)	6.21%		20.67%		15.71%		(3.30%)	14.41%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,086,832		$883,355		$541,129		$300,439	$169,728
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	2.09%		2.33%		1.91%		1.80%
Before waiver	N/A		N/A		N/A		N/A	1.86%
After waiver	N/A		N/A		N/A		N/A	1.86%
Portfolio turnover rate(e)	15%		14%		22%		51%	36%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	(a)
Great-West Lifetime 2035 Fund II - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.34		$9.22		$8.41		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	(b)	0.28	(b)	0.20	(b)	0.60
Net realized and unrealized gain (loss)	0.37		1.59		1.10		(1.45)

Total From Investment Operations	0.62		1.87		1.30		(0.85)

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.39)		(0.26)		(0.60)
From net realized gains	(0.68)		(0.36)		(0.23)		(0.14)

Total Distributions	(1.02)		(0.75)		(0.49)		(0.74)

NET ASSET VALUE, END OF YEAR	$9.94		$10.34		$9.22		$8.41

TOTAL RETURN(c)	5.96%		20.50%		15.56%	(d)	(8.50%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$44,080		$22,677		$8,146		$1,789
Ratio of expenses to average net assets(f)	0.37%		0.37%
Before waiver	N/A		N/A		0.37%		0.37%	(g)
After waiver	N/A		N/A		0.37%		0.37%	(g)
Ratio of net investment income to average net assets(f)	2.37%		2.71%
Before waiver	N/A		N/A		2.19%		3.04%	(g)
After waiver	N/A		N/A		2.19%		3.04%	(g)
Portfolio turnover rate(h)	15%		14%		22%		51%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2035 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$17.19		$14.86		$13.18		$14.39	$12.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(a)	0.38	(a)	0.26	(a)	0.45	0.14
Net realized and unrealized gain (loss)	0.98		3.04		1.89		(0.99)	1.79

Total From Investment Operations	1.14		3.42		2.15		(0.54)	1.93

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.43)		(0.34)		(0.56)	(0.04)
From net realized gains	(1.55)		(0.66)		(0.13)		(0.11)	(0.34)

Total Distributions	(1.82)		(1.09)		(0.47)		(0.67)	(0.38)

NET ASSET VALUE, END OF YEAR	$16.51		$17.19		$14.86		$13.18	$14.39

TOTAL RETURN(b)	6.60%		23.24%		16.51%		(3.79%)	15.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$6,688		$59,137		$41,154		$2,887	$291
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	0.91%		2.31%		1.78%		4.38%	1.67%
Portfolio turnover rate(d)	51%		22%		28%		64%	81%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2035 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$17.20		$14.88		$13.19		$14.38	$12.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.44	(a)	0.45	(a)	0.22	(a)	0.42	0.12
Net realized and unrealized gain (loss)	0.68		2.95		1.93		(0.99)	1.79

Total From Investment Operations	1.12		3.40		2.15		(0.57)	1.91

LESS DISTRIBUTIONS:
From net investment income	(0.43)		(0.42)		(0.33)		(0.51)	(0.03)
From net realized gains	(1.55)		(0.66)		(0.13)		(0.11)	(0.34)

Total Distributions	(1.98)		(1.08)		(0.46)		(0.62)	(0.37)

NET ASSET VALUE, END OF YEAR	$16.34		$17.20		$14.88		$13.19	$14.38

TOTAL RETURN(b)	6.44%		23.06%		16.34%		(3.93%)	15.05%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$44,111		$17,951		$11,261		$9,165	$3,111
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	2.49%		2.71%		1.53%		2.46%
Before waiver	N/A		N/A		N/A		N/A	1.42%
After waiver	N/A		N/A		N/A		N/A	1.42%
Portfolio turnover rate(e)	51%		22%		28%		64%	81%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2045 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$16.11		$14.38		$12.88		$14.18	$12.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(a)	0.29	(a)	0.28	(a)	0.67	0.19
Net realized and unrealized gain (loss)	0.65		2.58		1.73		(1.13)	1.62

Total From Investment Operations	0.93		2.87		2.01		(0.46)	1.81

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.43)		(0.26)		(0.66)	(0.20)
From net realized gains	(0.97)		(0.71)		(0.25)		(0.18)	(0.10)

Total Distributions	(1.31)		(1.14)		(0.51)		(0.84)	(0.30)

NET ASSET VALUE, END OF YEAR	$15.73		$16.11		$14.38		$12.88	$14.18

TOTAL RETURN(b)	5.72%		20.13%		15.71%		(3.21%)	14.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$14,443		$21,328		$23,967		$14,503	$13,104
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	1.72%		1.85%		1.98%		1.79%	2.15%
Portfolio turnover rate(d)	23%		33%		29%		52%	41%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2045 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$16.09		$14.37		$12.88		$14.19	$12.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	(a)	0.36	(a)	0.28	(a)	0.65	0.17
Net realized and unrealized gain (loss)	0.59		2.48		1.71		(1.12)	1.63

Total From Investment Operations	0.92		2.84		1.99		(0.47)	1.80

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.41)		(0.25)		(0.66)	(0.17)
From net realized gains	(0.97)		(0.71)		(0.25)		(0.18)	(0.10)

Total Distributions	(1.30)		(1.12)		(0.50)		(0.84)	(0.27)

NET ASSET VALUE, END OF YEAR	$15.71		$16.09		$14.37		$12.88	$14.19

TOTAL RETURN(b)	5.64%		19.97%		15.58%		(3.31%)	14.28%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$108,839		$88,655		$56,657		$31,902	$17,717
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	2.02%		2.27%		2.00%		1.85%
Before waiver	N/A		N/A		N/A		N/A	1.94%
After waiver	N/A		N/A		N/A		N/A	1.94%
Portfolio turnover rate(e)	23%		33%		29%		52%	41%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2045 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$17.51		$14.91		$13.21		$14.48	$12.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	(a)	0.40	(a)	0.28	(a)	0.49	0.16
Net realized and unrealized gain (loss)	0.74		2.94		1.87		(1.08)	1.75

Total From Investment Operations	1.04		3.34		2.15		(0.59)	1.91

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.41)		(0.23)		(0.50)	(0.15)
From net realized gains	(0.70)		(0.33)		(0.22)		(0.18)	(0.10)

Total Distributions	(1.04)		(0.74)		(0.45)		(0.68)	(0.25)

NET ASSET VALUE, END OF YEAR	$17.51		$17.51		$14.91		$13.21	$14.48

TOTAL RETURN(b)	5.89%		22.53%		16.41%		(4.08%)	15.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$76,789		$86,096		$50,082		$13,480	$16,577
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	1.66%		2.40%		1.91%		1.31%	1.51%
Portfolio turnover rate(d)	16%		12%		20%		54%	35%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2045 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$17.41		$14.82		$13.15		$14.45	$12.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35	(a)	0.39	(a)	0.26	(a)	0.53	0.15
Net realized and unrealized gain (loss)	0.65		2.92		1.86		(1.12)	1.74

Total From Investment Operations	1.00		3.31		2.12		(0.59)	1.89

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.39)		(0.23)		(0.53)	(0.15)
From net realized gains	(0.70)		(0.33)		(0.22)		(0.18)	(0.10)

Total Distributions	(1.02)		(0.72)		(0.45)		(0.71)	(0.25)

NET ASSET VALUE, END OF YEAR	$17.39		$17.41		$14.82		$13.15	$14.45

TOTAL RETURN(b)	5.72%		22.45%		16.22%		(4.09%)	14.83%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$558,192		$441,802		$253,750		$129,725	$59,483
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	1.98%		2.34%		1.83%		1.81%
Before waiver	N/A		N/A		N/A		N/A	1.81%
After waiver	N/A		N/A		N/A		N/A	1.81%
Portfolio turnover rate(e)	16%		12%		20%		54%	35%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West Lifetime 2045 Fund II - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.53		$9.22		$8.35		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(b)	0.28	(b)	0.22	(b)	0.57
Net realized and unrealized gain (loss)	0.34		1.75		1.12		(1.50)

Total From Investment Operations	0.60		2.03		1.34		(0.93)

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.39)		(0.25)		(0.57)
From net realized gains	(0.70)		(0.33)		(0.22)		(0.15)

Total Distributions	(1.04)		(0.72)		(0.47)		(0.72)

NET ASSET VALUE, END OF YEAR	$10.09		$10.53		$9.22		$8.35

TOTAL RETURN(c)	5.58%		22.19%		16.17%	(d)	(9.38%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$18,599		$8,232		$2,985		$406
Ratio of expenses to average net assets(f)	0.37%		0.37%
Before waiver	N/A		N/A		0.37%		0.37%	(g)
After waiver	N/A		N/A		0.37%		0.36%	(g)
Ratio of net investment income to average net assets(f)	2.40%		2.72%
Before waiver	N/A		N/A		2.36%		3.03%	(g)
After waiver	N/A		N/A		2.36%		3.04%	(g)
Portfolio turnover rate(h)	16%		12%		20%		54%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2045 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$17.49		$15.08		$13.29		$14.53	$12.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(a)	0.37	(a)	0.26	(a)	0.39	0.15
Net realized and unrealized gain (loss)	0.85		3.16		1.95		(1.03)	1.79

Total From Investment Operations	0.99		3.53		2.21		(0.64)	1.94

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.43)		(0.33)		(0.51)	(0.03)
From net realized gains	(1.25)		(0.69)		(0.09)		(0.09)	(0.27)

Total Distributions	(1.30)		(1.12)		(0.42)		(0.60)	(0.30)

NET ASSET VALUE, END OF YEAR	$17.18		$17.49		$15.08		$13.29	$14.53

TOTAL RETURN(b)	5.60%		23.62%		16.77%		(4.44%)	15.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,819		$35,614		$25,995		$830	$270
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	0.80%		2.22%		1.76%		2.90%	1.56%
Portfolio turnover rate(d)	49%		24%		25%		68%	69%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2045 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$17.47		$15.06		$13.27		$14.51	$12.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.45	(a)	0.42	(a)	0.22	(a)	0.40	0.12
Net realized and unrealized gain (loss)	0.57		3.10		1.98		(1.06)	1.80

Total From Investment Operations	1.02		3.52		2.20		(0.66)	1.92

LESS DISTRIBUTIONS:
From net investment income	(0.46)		(0.42)		(0.32)		(0.49)	(0.03)
From net realized gains	(1.25)		(0.69)		(0.09)		(0.09)	(0.27)

Total Distributions	(1.71)		(1.11)		(0.41)		(0.58)	(0.30)

NET ASSET VALUE, END OF YEAR	$16.78		$17.47		$15.06		$13.27	$14.51

TOTAL RETURN(b)	5.75%		23.54%		16.59%		(4.52%)	15.05%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$23,717		$7,793		$5,065		$3,692	$897
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	2.52%		2.52%		1.53%		2.61%
Before waiver	N/A		N/A		N/A		N/A	1.59%
After waiver	N/A		N/A		N/A		N/A	1.59%
Portfolio turnover rate(e)	49%		24%		25%		68%	69%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2055 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$15.56		$14.08		$12.63		$14.17	$12.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.27	(a)	0.26	(a)	0.25	(a)	0.86	0.17
Net realized and unrealized gain (loss)	0.56		2.56		1.75		(1.39)	1.67

Total From Investment Operations	0.83		2.82		2.00		(0.53)	1.84

LESS DISTRIBUTIONS:
From net investment income	(0.31)		(0.42)		(0.25)		(0.86)	(0.20)
From net realized gains	(0.87)		(0.92)		(0.30)		(0.15)	(0.18)

Total Distributions	(1.18)		(1.34)		(0.55)		(1.01)	(0.38)

NET ASSET VALUE, END OF YEAR	$15.21		$15.56		$14.08		$12.63	$14.17

TOTAL RETURN(b)	5.26%		20.36%		15.88%		(3.76%)	14.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$4,587		$5,780		$7,431		$5,260	$4,790
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	1.73%		1.69%		1.85%		1.78%	2.02%
Portfolio turnover rate(d)	22%		46%		44%		65%	59%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2055 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$15.55		$14.07		$12.63		$14.19	$12.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32	(a)	0.35	(a)	0.26	(a)	0.86	0.17
Net realized and unrealized gain (loss)	0.48		2.47		1.72		(1.41)	1.65

Total From Investment Operations	0.80		2.82		1.98		(0.55)	1.82

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.42)		(0.24)		(0.86)	(0.16)
From net realized gains	(0.87)		(0.92)		(0.30)		(0.15)	(0.18)

Total Distributions	(1.17)		(1.34)		(0.54)		(1.01)	(0.34)

NET ASSET VALUE, END OF YEAR	$15.18		$15.55		$14.07		$12.63	$14.19

TOTAL RETURN(b)	5.05%		20.32%		15.86%		(3.98%)	14.44%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$33,984		$22,801		$13,619		$8,008	$4,480
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	2.05%		2.26%		1.91%		1.85%
Before waiver	N/A		N/A		N/A		N/A	1.74%
After waiver	N/A		N/A		N/A		N/A	1.74%
Portfolio turnover rate(e)	22%		46%		44%		65%	59%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2055 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$17.41		$14.79		$13.15		$14.50	$12.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32	(a)	0.41	(a)	0.28	(a)	0.60	0.16
Net realized and unrealized gain (loss)	0.60		2.88		1.88		(1.25)	1.75

Total From Investment Operations	0.92		3.29		2.16		(0.65)	1.91

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.39)		(0.24)		(0.59)	(0.17)
From net realized gains	(0.74)		(0.28)		(0.28)		(0.11)	(0.10)

Total Distributions	(1.07)		(0.67)		(0.52)		(0.70)	(0.27)

NET ASSET VALUE, END OF YEAR	$17.26		$17.41		$14.79		$13.15	$14.50

TOTAL RETURN(b)	5.21%		22.41%		16.58%		(4.52%)	14.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$24,983		$20,056		$9,163		$3,242	$2,531
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	1.82%		2.46%		1.97%		1.54%	2.01%
Portfolio turnover rate(d)	16%		13%		32%		56%	50%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2055 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$17.35		$14.74		$13.10		$14.48	$12.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35	(a)	0.39	(a)	0.25	(a)	0.60	0.15
Net realized and unrealized gain (loss)	0.55		2.87		1.90		(1.27)	1.74

Total From Investment Operations	0.90		3.26		2.15		(0.67)	1.89

LESS DISTRIBUTIONS:
From net investment income	(0.31)		(0.37)		(0.23)		(0.60)	(0.15)
From net realized gains	(0.74)		(0.28)		(0.28)		(0.11)	(0.10)

Total Distributions	(1.05)		(0.65)		(0.51)		(0.71)	(0.25)

NET ASSET VALUE, END OF YEAR	$17.20		$17.35		$14.74		$13.10	$14.48

TOTAL RETURN(b)	5.13%		22.28%		16.45%		(4.60%)	14.81%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$156,082		$114,333		$57,016		$29,645	$13,649
Ratio of expenses to average net assets(d)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(d)	2.00%		2.35%		1.76%		1.79%
Before waiver	N/A		N/A		N/A		N/A	1.89%
After waiver	N/A		N/A		N/A		N/A	1.89%
Portfolio turnover rate(e)	16%		13%		32%		56%	50%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West Lifetime 2055 Fund II - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.44		$9.11		$8.31		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(b)	0.28	(b)	0.29	(b)	0.65
Net realized and unrealized gain (loss)	0.33		1.70		1.05		(1.62)

Total From Investment Operations	0.54		1.98		1.34		(0.97)

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.37)		(0.26)		(0.65)
From net realized gains	(0.74)		(0.28)		(0.28)		(0.07)

Total Distributions	(1.06)		(0.65)		(0.54)		(0.72)

NET ASSET VALUE, END OF YEAR	$9.92		$10.44		$9.11		$8.31

TOTAL RETURN(c) (d)	5.01%		22.01%		16.19%		(9.73%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$3,434		$1,908		$695		$60
Ratio of expenses to average net assets(f)
Before waiver	0.37%		0.37%		0.37%		0.37%	(g)
After waiver	0.37%		0.37%		0.36%		0.35%	(g)
Ratio of net investment income to average net assets(f)
Before waiver	N/A		2.79%		3.21%		2.35%	(g)
After waiver	1.99%		2.79%		3.22%		2.37%	(g)
Portfolio turnover rate(h)	16%		13%		32%		56%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Lifetime 2055 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$17.56		$15.17		$13.41		$14.30	$12.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	(a)	0.44	(a)	0.28	(a)	0.19	0.16
Net realized and unrealized gain (loss)	0.79		3.06		1.96		(0.88)	1.77

Total From Investment Operations	0.94		3.50		2.24		(0.69)	1.93

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.45)		(0.27)		(0.17)	(0.14)
From net realized gains	(0.98)		(0.66)		(0.21)		(0.03)	(0.40)

Total Distributions	(1.05)		(1.11)		(0.48)		(0.20)	(0.54)

NET ASSET VALUE, END OF YEAR	$17.45		$17.56		$15.17		$13.41	$14.30

TOTAL RETURN(b)	5.27%		23.26%		16.81%		(4.80%)	15.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$258		$3,809		$1,737		$88	$68
Ratio of expenses to average net assets(c)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(c)	0.83%		2.58%		1.91%		1.46%	0.81%
Portfolio turnover rate(d)	75%		40%		50%		67%	224%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected	data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011		2010
Great-West Lifetime 2055 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$17.50		$15.12		$13.38		$14.29		$12.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.42	(a)	0.38	(a)	0.25	(a)	0.20		0.14
Net realized and unrealized gain (loss)	0.48		3.10		1.96		(0.89)		1.79

Total From Investment Operations	0.90		3.48		2.21		(0.69)		1.93

LESS DISTRIBUTIONS:
From net investment income	(0.37)		(0.44)		(0.26)		(0.19)		(0.15)
From net realized gains	(0.98)		(0.66)		(0.21)		(0.03)		(0.40)

Total Distributions	(1.35)		(1.10)		(0.47)		(0.22)		(0.55)

NET ASSET VALUE, END OF YEAR	$17.05		$17.50		$15.12		$13.38		$14.29

TOTAL RETURN(b)	5.08%		23.18%	(c)	16.68%	(c)	(4.89%)	(c)	15.05%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$5,713		$2,187		$1,324		$746		$106
Ratio of expenses to average net assets(d)	0.22%
Before waiver	N/A		0.22%		0.22%		0.22%		0.22%
After waiver	N/A		0.22%		0.22%		0.22%		0.19%
Ratio of net investment income to average net assets(d)	2.34%
Before waiver	N/A		2.26%		1.72%		2.67%		1.52%
After waiver	N/A		2.26%		1.73%		2.67%		1.55%
Portfolio turnover rate(e)	75%		40%		50%		67%		224%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Lifetime 2015 Fund I, the Great-West Lifetime 2015 Fund II, the Great-West Lifetime 2015 Fund III, the Great-West Lifetime 2025 Fund I, the Great-West Lifetime 2025 Fund II, the Great-West Lifetime 2025 Fund III, the Great-West Lifetime 2035 Fund I, the Great-West Lifetime 2035 Fund II, the Great-West Lifetime 2035 Fund III, the Great-West Lifetime 2045 Fund I, the Great-West Lifetime 2045 Fund II, the Great-West Lifetime 2045 Fund III, the Great-West Lifetime 2055 Fund I, the Great-West Lifetime 2055 Fund II, and the Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of each Fund. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth.

Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs. Each of the Funds offer three share classes, referred to as Class T, Class T1, and Class L shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of the Funds securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Annual Report - December 31, 2014

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2014:

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2014	$14,595,775	$55,796,109	$1,577,202
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	229,339	923,545	32,399
Purchases	3,687,877	16,370,104	2,203,215
Sales	(4,351,339)	(9,333,315)	(1,533,765)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, December 31, 2014	$14,161,652	$63,756,443	$2,279,051

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2014	$10,411,654	$36,664,209	$1,268,858
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	171,172	651,468	25,951
Purchases	3,445,437	17,164,981	1,329,753
Sales	(2,340,690)	(5,768,257)	(1,331,152)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, December 31, 2014	$11,687,573	$48,712,401	$1,293,410

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Beginning Balance, January 1, 2014	$2,190,066	$5,671,767	$191,029
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	37,863	105,648	3,594
Purchases	1,171,782	3,690,020	182,091
Sales	(557,219)	(957,426)	(219,802)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, December 31, 2014	$2,842,492	$8,510,009	$156,912

Annual Report - December 31, 2014

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Fund-of-Funds Structure Risk

Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on tax return filings for each Fund generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Great-West Lifetime 2015 Fund I
Ordinary income	$4,961,164	$5,510,946
Long-term capital gain	7,718,851	8,903,586

	$12,680,015	$14,414,532

	2014	2013
Great-West Lifetime 2015 Fund II
Ordinary income	$23,432,334	$22,444,888
Long-term capital gain	33,969,086	26,991,735

	$57,401,420	$49,436,623

	2014	2013
Great-West Lifetime 2015 Fund III
Ordinary income	$993,782	$872,820
Long-term capital gain	2,130,003	1,410,757

	$3,123,785	$2,283,577

	2014	2013
Great-West Lifetime 2025 Fund I
Ordinary income	$7,077,904	$7,542,319
Long-term capital gain	14,915,323	11,996,806

	$21,993,227	$19,539,125

Annual Report - December 31, 2014

	2014	2013
Great-West Lifetime 2025 Fund II
Ordinary income	$35,301,966	$32,358,888
Long-term capital gain	56,873,404	36,925,280

	$92,175,370	$69,284,168

	2014	2013
Great-West Lifetime 2025 Fund III
Ordinary income	$1,704,396	$1,757,331
Long-term capital gain	5,179,810	2,969,048

	$6,884,206	$4,726,379

	2014	2013
Great-West Lifetime 2035 Fund I
Ordinary income	$5,119,739	$5,647,857
Long-term capital gain	14,527,298	9,888,031

	$19,647,037	$15,535,888

	2014	2013
Great-West Lifetime 2035 Fund II
Ordinary income	$25,094,030	$23,490,757
Long-term capital gain	50,533,196	21,469,176

	$75,627,226	$44,959,933

	2014	2013
Great-West Lifetime 2035 Fund III
Ordinary income	$1,297,341	$1,770,618
Long-term capital gain	5,525,927	2,743,286

	$6,823,268	$4,513,904

	2014	2013
Great-West Lifetime 2045 Fund I
Ordinary income	$2,454,116	$2,742,705
Long-term capital gain	7,405,035	4,700,616

	$9,859,151	$7,443,321

	2014	2013
Great-West Lifetime 2045 Fund II
Ordinary income	$12,008,644	$11,468,222
Long-term capital gain	25,677,839	9,422,646

	$37,686,483	$20,890,868

	2014	2013
Great-West Lifetime 2045 Fund III
Ordinary income	$690,772	$1,000,863
Long-term capital gain	2,529,671	1,592,574

	$3,220,443	$2,593,437

	2014	2013
Great-West Lifetime 2055 Fund I
Ordinary income	$719,971	$718,601
Long-term capital gain	2,088,968	1,624,509

	$2,808,939	$2,343,110

Annual Report - December 31, 2014

	2014	2013
Great-West Lifetime 2055 Fund II
Ordinary income	$3,242,148	$2,789,814
Long-term capital gain	7,463,471	2,068,743

	$10,705,619	$4,858,557

	2014	2013
Great-West Lifetime 2055 Fund III
Ordinary income	$130,193	$139,031
Long-term capital gain	405,191	210,529

	$535,384	$349,560

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales and distribution adjustments.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of each Fund were unaffected by the reclassifications.

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Great-West Lifetime 2015 Fund I	$–	$63,088	$(63,088)
Great-West Lifetime 2015 Fund II	–	414,159	(414,159)
Great-West Lifetime 2015 Fund III	–	20,672	(20,672)
Great-West Lifetime 2025 Fund I	–	130,320	(130,320)
Great-West Lifetime 2025 Fund II	–	905,490	(905,490)
Great-West Lifetime 2025 Fund III	–	43,142	(43,142)
Great-West Lifetime 2035 Fund I	–	144,497	(144,497)
Great-West Lifetime 2035 Fund II	–	941,217	(941,217)
Great-West Lifetime 2035 Fund III	–	41,989	(41,989)
Great-West Lifetime 2045 Fund I	–	87,431	(87,431)
Great-West Lifetime 2045 Fund II	–	507,927	(507,927)
Great-West Lifetime 2045 Fund III	–	20,673	(20,673)
Great-West Lifetime 2055 Fund I	–	27,131	(27,131)
Great-West Lifetime 2055 Fund II	–	136,889	(136,889)
Great-West Lifetime 2055 Fund III	–	8,699	(8,699)

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Great-West Lifetime 2015 Fund I
Undistributed net investment income	$	47,908
Undistributed long-term capital gains		4,514,493
Capital loss carryforwards		–
Post-October losses		–
Net unrealized depreciation		(1,494,104)

Tax composition of capital	$	3,068,297

Great-West Lifetime 2015 Fund II
Undistributed net investment income	$	461,105
Undistributed long-term capital gains		28,707,472
Capital loss carryforwards		–
Post-October losses		–
Net unrealized appreciation		16,971,627

Tax composition of capital	$	46,140,204

Annual Report - December 31, 2014

Great-West Lifetime 2015 Fund III
Undistributed net investment income	$96,313
Undistributed long-term capital gains	2,163,333
Capital loss carryforwards	–
Post-October losses	–
Net unrealized depreciation	(1,398,298)

Tax composition of capital	$861,348

Great-West Lifetime 2025 Fund I
Undistributed net investment income	$140,811
Undistributed long-term capital gains	7,775,514
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	4,005,764

Tax composition of capital	$11,922,089

Great-West Lifetime 2025 Fund II
Undistributed net investment income	$1,010,826
Undistributed long-term capital gains	57,582,533
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	71,398,146

Tax composition of capital	$129,991,505

Great-West Lifetime 2025 Fund III
Undistributed net investment income	$84,138
Undistributed long-term capital gains	9,076,314
Capital loss carryforwards	–
Post-October losses	–
Net unrealized depreciation	(1,339,630)

Tax composition of capital	$7,820,822

Great-West Lifetime 2035 Fund I
Undistributed net investment income	$132,740
Undistributed long-term capital gains	8,365,138
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	9,840,461

Tax composition of capital	$18,338,339

Great-West Lifetime 2035 Fund II
Undistributed net investment income	$1,031,844
Undistributed long-term capital gains	55,573,192
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	89,658,923

Tax composition of capital	$146,263,959

Great-West Lifetime 2035 Fund III
Undistributed net investment income	$60,896
Undistributed long-term capital gains	11,859,143
Capital loss carryforwards	–
Post-October losses	–
Net unrealized depreciation	(1,158,202)

Tax composition of capital	$10,761,837

Great-West Lifetime 2045 Fund I
Undistributed net investment income	$80,442
Undistributed long-term capital gains	5,571,537
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	6,566,021

Tax composition of capital	$12,218,000

Annual Report - December 31, 2014

Great-West Lifetime 2045 Fund II
Undistributed net investment income	$555,411
Undistributed long-term capital gains	33,031,736
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	44,244,996

Tax composition of capital	$77,832,143

Great-West Lifetime 2045 Fund III
Undistributed net investment income	$37,504
Undistributed long-term capital gains	7,691,352
Capital loss carryforwards	–
Post-October losses	–
Net unrealized depreciation	(750,840)

Tax composition of capital	$6,978,016

Great-West Lifetime 2055 Fund I
Undistributed net investment income	$31,618
Undistributed long-term capital gains	1,543,279
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	967,717

Tax composition of capital	$2,542,614

Great-West Lifetime 2055 Fund II
Undistributed net investment income	$149,431
Undistributed long-term capital gains	8,032,256
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	7,981,123

Tax composition of capital	$16,162,810

Great-West Lifetime 2055 Fund III
Undistributed net investment income	$8,303
Undistributed long-term capital gains	802,480
Capital loss carryforwards	–
Post-October losses	(525)
Net unrealized depreciation	(215,243)

Tax composition of capital	$595,015

The Fund has elected to defer to the next fiscal year the following Post-October losses:

	Post-October Ordinary Losses	Post-October Capital Losses
Great-West Lifetime 2015 Fund I	$–	$–
Great-West Lifetime 2015 Fund II	–	–
Great-West Lifetime 2015 Fund III	–	–
Great-West Lifetime 2025 Fund I	–	–
Great-West Lifetime 2025 Fund II	–	–
Great-West Lifetime 2025 Fund III	–	–
Great-West Lifetime 2035 Fund I	–	–
Great-West Lifetime 2035 Fund II	–	–
Great-West Lifetime 2035 Fund III	–	–
Great-West Lifetime 2045 Fund I	–	–
Great-West Lifetime 2045 Fund II	–	–
Great-West Lifetime 2045 Fund III	–	–
Great-West Lifetime 2055 Fund I	–	–
Great-West Lifetime 2055 Fund II	–	–
Great-West Lifetime 2055 Fund III	–	(525)

Annual Report - December 31, 2014

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments

Great-West Lifetime 2015 Fund I	$190,420,273	$3,303,032	$(4,797,136)	$(1,494,104)
Great-West Lifetime 2015 Fund II	970,540,332	42,782,604	(25,810,977)	16,971,627
Great-West Lifetime 2015 Fund III	43,321,857	—	(1,398,298)	(1,398,298)
Great-West Lifetime 2025 Fund I	288,268,247	11,017,822	(7,012,058)	4,005,764
Great-West Lifetime 2025 Fund II	1,539,314,474	108,856,233	(37,458,087)	71,398,146
Great-West Lifetime 2025 Fund III	65,050,061	849,470	(2,189,100)	(1,339,630)
Great-West Lifetime 2035 Fund I	226,151,991	15,063,313	(5,222,852)	9,840,461
Great-West Lifetime 2035 Fund II	1,197,837,193	116,218,794	(26,559,871)	89,658,923
Great-West Lifetime 2035 Fund III	51,970,598	867,448	(2,025,650)	(1,158,202)
Great-West Lifetime 2045 Fund I	116,739,493	9,342,368	(2,776,347)	6,566,021
Great-West Lifetime 2045 Fund II	609,459,409	60,023,662	(15,778,666)	44,244,996
Great-West Lifetime 2045 Fund III	26,293,556	324,847	(1,075,687)	(750,840)
Great-West Lifetime 2055 Fund I	37,610,499	2,033,315	(1,065,598)	967,717
Great-West Lifetime 2055 Fund II	176,551,484	13,069,167	(5,088,044)	7,981,123
Great-West Lifetime 2055 Fund III	6,187,397	55,786	(271,029)	(215,243)

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Funds adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Funds are evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class T1 and Class L shares and for providing or arranging for the provision of services to Class T1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

Annual Report - December 31, 2014

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Annual Report - December 31, 2014

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	229,923	$2,818,038	$1,267,826	$1,100,733	$212,434	$77,383	$2,579,736
Great-West Ariel Mid Cap Value Fund Initial Class	389,613	705,109	277,953	302,403	24,762	11,510	631,173
Great-West Bond Index Fund Initial Class	2,018,338	30,475,496	6,345,977	10,458,730	(222,662)	639,526	27,590,677
Great-West Federated Bond Fund Initial Class	1,550,245	18,281,408	3,569,146	5,900,714	(187,778)	500,765	16,587,624
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	208,354	2,797,787	1,010,514	1,320,475	18,286	290,384	2,516,913
Great-West International Index Fund Initial Class	467,096	5,681,725	1,774,354	1,641,299	526,567	82,172	4,895,172
Great-West Life & Annuity Contract	14,161,652	14,595,775	3,687,877	4,351,339	—	229,339	14,161,652
Great-West Loomis Sayles Bond Fund Initial Class	844,938	12,177,534	2,843,652	3,443,731	49,475	443,339	11,153,179
Great-West Loomis Sayles Small Cap Value Fund Initial Class	32,796	911,525	426,739	354,013	103,411	8,013	802,522
Great-West MFS International Growth Fund Initial Class	99,197	1,285,875	452,579	408,831	87,162	14,623	1,112,989
Great-West MFS International Value Fund Initial Class	121,954	1,554,870	385,518	460,298	136,317	13,207	1,351,248
Great-West Multi-Manager Large Cap Growth Fund Initial Class	265,770	2,820,375	760,813	1,284,162	83,839	18,098	2,482,289
Great-West Putnam Equity Income Fund Initial Class	219,870	3,440,294	1,117,290	1,098,584	463,435	74,976	3,067,194
Great-West Putnam High Yield Bond Fund Initial Class	1,681,671	12,362,546	5,807,230	3,542,877	231,233	610,479	14,008,317
Great-West Real Estate Index Fund Initial Class	378,329	5,175,019	1,208,796	2,479,691	395,846	98,132	4,732,896
Great-West S&P 500® Index Fund Initial Class	609,504	12,512,404	2,860,777	3,986,072	1,705,425	175,744	10,989,356
Great-West S&P Mid Cap 400® Index Fund Initial Class	322,253	5,366,709	1,538,865	1,731,393	717,221	69,580	4,730,673
Great-West S&P Small Cap 600® Index Fund Initial Class	192,175	2,774,614	1,113,546	1,031,565	394,311	30,214	2,431,009
Great-West Short Duration Bond Fund Initial Class	589,809	6,501,150	1,519,280	1,903,526	765	97,829	6,075,029
Great-West T. Rowe Price Equity Income Fund Initial Class	158,931	3,439,484	1,069,132	1,084,321	326,424	60,640	3,059,418
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	53,340	1,305,608	479,827	497,672	141,810	9,715	1,170,813
Great-West Templeton Global Bond Fund Initial Class	622,182	6,234,159	1,524,696	1,795,388	22,120	273,809	5,624,530

					$5,230,403	$3,829,477	$141,754,409

Annual Report - December 31, 2014

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	1,556,924	$16,989,258	$7,301,594	$4,174,981	$1,148,861	$532,766	$17,468,691
Great-West Ariel Mid Cap Value Fund Initial Class	2,678,985	4,211,511	1,571,203	1,157,178	100,678	77,916	4,339,955
Great-West Bond Index Fund Initial Class	9,094,508	116,257,667	27,452,813	23,541,038	(312,668)	2,646,325	124,321,917
Great-West Federated Bond Fund Initial Class	6,967,330	69,684,828	15,937,080	13,082,205	(344,881)	2,037,065	74,550,432
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,430,322	16,883,890	5,868,499	5,439,122	97,792	2,014,152	17,278,289
Great-West International Index Fund Initial Class	3,297,714	34,485,212	11,129,618	6,344,753	1,947,918	582,769	34,560,042
Great-West Life & Annuity Contract	63,756,443	55,796,109	16,370,104	9,333,315	—	923,545	63,756,443
Great-West Loomis Sayles Bond Fund Initial Class	3,768,912	46,618,901	12,236,419	7,019,902	115,743	1,880,761	49,749,636
Great-West Loomis Sayles Small Cap Value Fund Initial Class	226,493	5,407,959	2,366,540	1,241,600	419,722	53,393	5,542,272
Great-West MFS International Growth Fund Initial Class	694,414	7,794,144	2,835,837	1,573,672	371,396	102,396	7,791,326
Great-West MFS International Value Fund Initial Class	853,854	9,456,531	2,551,662	1,975,486	587,796	90,789	9,460,704
Great-West Multi-Manager Large Cap Growth Fund Initial Class	1,869,828	17,006,901	4,283,143	4,693,381	799,929	123,132	17,464,190
Great-West Putnam Equity Income Fund Initial Class	1,524,550	20,797,502	6,671,095	4,205,967	2,268,748	501,609	21,267,477
Great-West Putnam High Yield Bond Fund Initial Class	7,575,132	47,260,960	25,361,675	7,093,184	548,435	2,588,974	63,100,853
Great-West Real Estate Index Fund Initial Class	2,170,010	25,355,365	6,140,887	8,993,746	1,568,814	521,600	27,146,830
Great-West S&P 500® Index Fund Initial Class	4,283,981	75,400,147	16,225,870	14,362,814	8,172,877	1,171,727	77,240,184
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,264,985	32,355,821	8,899,582	6,170,973	3,431,998	466,923	33,249,974
Great-West S&P Small Cap 600® Index Fund Initial Class	1,343,629	16,789,759	6,127,806	4,081,650	1,602,298	203,737	16,996,901
Great-West Short Duration Bond Fund Initial Class	2,649,709	24,850,685	6,759,693	4,126,052	(3,447)	404,703	27,292,003
Great-West T. Rowe Price Equity Income Fund Initial Class	1,106,159	20,789,537	6,413,173	3,798,732	1,709,417	403,752	21,293,568
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	373,219	7,929,970	2,784,273	1,922,386	678,083	63,778	8,192,164
Great-West Templeton Global Bond Fund Initial Class	2,790,105	23,884,749	6,508,873	3,865,471	(146,759)	1,182,082	25,222,545

					$24,762,750	$18,573,894	$747,286,396

Annual Report - December 31, 2014

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	86,167	$726,776	$1,103,988	$705,197	$83,067	$27,820	$966,792
Great-West Ariel Mid Cap Value Fund Initial Class	142,835	179,253	248,063	173,595	14,106	4,009	231,393
Great-West Bond Index Fund Initial Class	325,599	3,283,468	4,209,800	3,185,918	(13,645)	92,714	4,450,946
Great-West Federated Bond Fund Initial Class	249,933	1,969,836	2,517,593	1,867,212	(7,017)	71,605	2,674,288
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	78,191	719,661	993,809	749,824	20,819	105,329	944,553
Great-West International Index Fund Initial Class	170,896	1,470,649	1,914,513	1,267,332	154,982	30,423	1,790,995
Great-West Life & Annuity Contract	2,279,051	1,577,202	2,203,215	1,533,765	—	32,399	2,279,051
Great-West Loomis Sayles Bond Fund Initial Class	136,875	1,320,584	1,778,834	1,194,123	9,633	65,918	1,806,754
Great-West Loomis Sayles Small Cap Value Fund Initial Class	12,401	233,269	348,349	222,245	27,457	2,778	303,446
Great-West MFS International Growth Fund Initial Class	36,736	331,223	452,818	299,400	21,042	5,362	412,175
Great-West MFS International Value Fund Initial Class	44,702	403,325	496,739	341,030	60,875	4,804	495,303
Great-West Multi-Manager Large Cap Growth Fund Initial Class	97,167	735,479	868,513	769,934	20,961	6,417	907,537
Great-West Putnam Equity Income Fund Initial Class	81,870	883,940	1,183,710	760,746	178,672	26,081	1,142,084
Great-West Putnam High Yield Bond Fund Initial Class	271,118	1,338,390	2,420,078	1,405,785	3,959	90,550	2,258,410
Great-West Real Estate Index Fund Initial Class	99,365	928,571	1,175,853	981,442	165,940	23,332	1,243,061
Great-West S&P 500® Index Fund Initial Class	223,144	3,205,609	3,755,950	2,588,614	786,496	60,354	4,023,279
Great-West S&P Mid Cap 400® Index Fund Initial Class	118,716	1,373,165	1,709,616	1,133,493	292,170	24,200	1,742,744
Great-West S&P Small Cap 600® Index Fund Initial Class	71,063	713,827	970,604	658,254	123,752	10,505	898,950
Great-West Short Duration Bond Fund Initial Class	94,773	700,310	943,724	665,869	(6,564)	14,129	976,161
Great-West T. Rowe Price Equity Income Fund Initial Class	59,123	882,362	1,179,907	770,944	132,553	20,787	1,138,122
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	20,009	338,971	462,743	308,770	60,252	3,386	439,196
Great-West Templeton Global Bond Fund Initial Class	100,549	674,013	899,582	610,221	(5,862)	42,148	908,960

					$2,123,648	$765,050	$32,034,200

Annual Report - December 31, 2014

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	476,035	$5,472,320	$2,388,058	$1,664,761	$395,496	$164,596	$5,341,107
Great-West Ariel Mid Cap Value Fund Initial Class	811,090	1,353,826	515,438	461,173	34,808	23,891	1,313,966
Great-West Bond Index Fund Initial Class	3,081,450	40,641,303	10,114,645	10,166,448	(177,465)	902,546	42,123,419
Great-West Federated Bond Fund Initial Class	2,362,245	24,419,039	5,939,975	5,895,817	(210,941)	698,342	25,276,018
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	438,206	5,417,530	1,926,743	2,070,142	10,045	621,575	5,293,524
Great-West International Index Fund Initial Class	1,180,628	12,959,823	4,223,218	2,917,792	892,280	209,498	12,372,977
Great-West Life & Annuity Contract	11,687,573	10,411,654	3,445,437	2,340,690	—	171,172	11,687,573
Great-West Loomis Sayles Bond Fund Initial Class	1,275,003	16,254,953	4,483,886	3,193,771	80,912	638,947	16,830,043
Great-West Loomis Sayles Small Cap Value Fund Initial Class	83,169	2,072,921	964,508	604,796	186,008	19,851	2,035,150
Great-West MFS International Growth Fund Initial Class	248,544	2,909,707	1,085,507	712,658	168,704	36,901	2,788,667
Great-West MFS International Value Fund Initial Class	306,507	3,570,358	949,807	874,034	256,839	33,027	3,396,101
Great-West Multi-Manager Large Cap Growth Fund Initial Class	569,821	5,483,909	1,399,713	1,909,763	172,311	38,131	5,322,124
Great-West Putnam Equity Income Fund Initial Class	465,467	6,679,868	2,159,337	1,670,896	763,280	155,944	6,493,259
Great-West Putnam High Yield Bond Fund Initial Class	2,547,396	16,396,984	8,870,159	3,193,500	254,179	874,401	21,219,810
Great-West Real Estate Index Fund Initial Class	540,004	6,672,592	1,542,184	2,629,876	433,537	133,084	6,755,449
Great-West S&P 500® Index Fund Initial Class	1,306,582	24,226,854	5,419,554	5,808,455	2,818,402	363,441	23,557,675
Great-West S&P Mid Cap 400® Index Fund Initial Class	691,862	10,388,683	3,040,482	2,567,598	1,207,417	144,964	10,156,537
Great-West S&P Small Cap 600® Index Fund Initial Class	490,272	6,415,338	2,558,538	1,945,814	727,991	75,066	6,201,943
Great-West Short Duration Bond Fund Initial Class	486,787	4,630,785	1,449,725	1,032,227	425	74,022	5,013,911
Great-West T. Rowe Price Equity Income Fund Initial Class	337,547	6,677,830	2,130,159	1,580,157	605,781	125,323	6,497,787
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	112,941	2,534,043	916,310	763,434	235,261	20,008	2,479,053
Great-West Templeton Global Bond Fund Initial Class	1,014,328	8,918,257	2,540,961	1,794,462	(32,024)	432,540	9,169,528

					$8,823,246	$5,957,270	$231,325,621

Annual Report - December 31, 2014

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	3,498,093	$35,377,112	$15,589,516	$5,811,704	$2,386,608	$1,196,046	$39,248,603
Great-West Ariel Mid Cap Value Fund Initial Class	6,059,390	8,785,481	3,390,892	1,765,737	159,453	175,324	9,816,212
Great-West Bond Index Fund Initial Class	12,807,649	142,880,829	53,468,125	26,230,475	(51,210)	3,530,390	175,080,559
Great-West Federated Bond Fund Initial Class	9,830,391	85,742,688	31,585,395	14,637,816	(434,354)	2,696,466	105,185,181
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	3,224,889	35,004,483	12,426,742	8,168,924	185,468	4,535,995	38,956,667
Great-West International Index Fund Initial Class	8,766,963	84,642,171	29,045,204	12,109,668	2,337,343	1,547,884	91,877,769
Great-West Life & Annuity Contract	48,712,401	36,664,209	17,164,981	5,768,257	—	651,468	48,712,401
Great-West Loomis Sayles Bond Fund Initial Class	5,315,842	57,391,887	22,990,559	7,062,387	101,211	2,562,134	70,169,119
Great-West Loomis Sayles Small Cap Value Fund Initial Class	606,482	13,489,739	6,265,813	2,243,116	1,107,486	142,613	14,840,622
Great-West MFS International Growth Fund Initial Class	1,851,792	19,060,419	7,443,706	2,925,312	435,414	272,864	20,777,103
Great-West MFS International Value Fund Initial Class	2,282,527	23,153,510	6,635,057	3,461,420	1,032,849	241,883	25,290,396
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,206,202	35,586,969	8,584,503	8,233,130	257,171	275,657	39,285,926
Great-West Putnam Equity Income Fund Initial Class	3,443,269	43,060,137	14,219,771	6,595,892	3,035,968	1,120,204	48,033,598
Great-West Putnam High Yield Bond Fund Initial Class	10,593,229	57,774,490	40,727,831	6,963,589	502,366	3,497,949	88,241,598
Great-West Real Estate Index Fund Initial Class	3,189,225	33,725,373	9,157,729	9,748,483	1,858,495	744,239	39,897,203
Great-West S&P 500® Index Fund Initial Class	9,668,142	156,616,694	34,167,046	22,309,421	11,776,020	2,605,010	174,316,596
Great-West S&P Mid Cap 400® Index Fund Initial Class	5,110,476	67,185,570	18,951,866	10,074,399	4,365,710	1,044,895	75,021,784
Great-West S&P Small Cap 600® Index Fund Initial Class	3,606,680	41,553,586	15,968,624	7,668,106	3,535,055	542,954	45,624,506
Great-West Short Duration Bond Fund Initial Class	2,020,721	16,341,772	7,190,661	2,566,461	394	289,711	20,813,428
Great-West T. Rowe Price Equity Income Fund Initial Class	2,498,300	43,006,598	14,206,103	5,909,006	2,163,375	898,072	48,092,281
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	836,263	16,561,458	5,779,314	3,063,685	1,018,625	142,800	18,355,969
Great-West Templeton Global Bond Fund Initial Class	4,229,347	31,419,578	12,463,508	3,525,481	(127,582)	1,750,500	38,233,294

					$35,645,865	$30,465,058	$1,275,870,815

Annual Report - December 31, 2014

Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	180,019	$2,354,760	$2,052,893	$1,922,549	$370,313	$66,003	$2,019,812
Great-West Ariel Mid Cap Value Fund Initial Class	302,482	578,549	470,268	500,422	50,282	9,790	490,021
Great-West Bond Index Fund Initial Class	342,356	4,950,594	4,632,865	5,134,156	(13,937)	127,063	4,680,003
Great-West Federated Bond Fund Initial Class	262,121	2,970,425	2,757,259	3,042,453	(42,918)	102,838	2,804,699
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	164,146	2,339,432	1,787,942	2,182,971	82,528	246,124	1,982,883
Great-West International Index Fund Initial Class	430,730	5,610,084	4,330,473	4,136,564	744,458	76,730	4,514,046
Great-West Life & Annuity Contract	1,293,410	1,268,858	1,329,753	1,331,152	—	25,951	1,293,410
Great-West Loomis Sayles Bond Fund Initial Class	142,768	1,989,368	1,928,447	1,935,150	9,819	83,957	1,884,539
Great-West Loomis Sayles Small Cap Value Fund Initial Class	30,950	896,553	799,219	722,292	149,903	8,906	757,341
Great-West MFS International Growth Fund Initial Class	91,208	1,258,898	1,026,002	992,612	117,573	13,900	1,023,353
Great-West MFS International Value Fund Initial Class	112,039	1,534,873	1,120,619	1,126,816	291,168	13,384	1,241,395
Great-West Multi-Manager Large Cap Growth Fund Initial Class	208,116	2,384,093	1,561,072	2,119,038	202,212	16,044	1,943,808
Great-West Putnam Equity Income Fund Initial Class	172,579	2,863,177	2,143,849	1,980,921	760,072	69,007	2,407,472
Great-West Putnam High Yield Bond Fund Initial Class	281,732	2,002,365	2,765,259	2,294,498	13,055	114,361	2,346,824
Great-West Real Estate Index Fund Initial Class	132,671	1,886,151	1,406,380	1,848,744	365,348	41,985	1,659,719
Great-West S&P 500® Index Fund Initial Class	479,987	10,373,752	6,759,102	6,777,861	3,153,419	160,931	8,654,169
Great-West S&P Mid Cap 400® Index Fund Initial Class	252,739	4,451,462	3,223,347	3,089,452	1,196,714	62,975	3,710,213
Great-West S&P Small Cap 600® Index Fund Initial Class	179,893	2,754,564	2,253,666	2,115,638	620,850	32,266	2,275,652
Great-West Short Duration Bond Fund Initial Class	53,886	561,194	575,529	581,489	(5,187)	10,326	555,024
Great-West T. Rowe Price Equity Income Fund Initial Class	124,820	2,858,779	2,187,526	2,056,620	608,012	55,521	2,402,780
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	42,131	1,097,076	865,325	852,582	246,712	9,967	924,774
Great-West Templeton Global Bond Fund Initial Class	112,684	1,088,502	1,012,721	1,021,186	(13,822)	55,693	1,018,665

					$8,906,574	$1,403,722	$50,590,602

Annual Report - December 31, 2014

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	554,770	$5,986,812	$2,555,949	$1,302,327	$455,492	$191,056	$6,224,523
Great-West Ariel Mid Cap Value Fund Initial Class	947,630	1,473,913	576,312	412,423	30,095	27,734	1,535,160
Great-West Bond Index Fund Initial Class	1,784,846	21,324,477	8,105,207	5,884,897	(121,750)	501,507	24,398,837
Great-West Federated Bond Fund Initial Class	1,369,369	12,798,464	4,809,026	3,401,105	(130,083)	384,501	14,652,248
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	512,319	5,951,718	2,071,912	1,825,923	5,112	724,074	6,188,817
Great-West International Index Fund Initial Class	1,609,545	16,575,816	5,425,828	2,889,979	851,184	286,281	16,868,030
Great-West Life & Annuity Contract	2,842,492	2,190,066	1,171,782	557,219	—	37,863	2,842,492
Great-West Loomis Sayles Bond Fund Initial Class	739,861	8,561,955	3,482,834	1,836,567	41,344	361,277	9,766,167
Great-West Loomis Sayles Small Cap Value Fund Initial Class	112,552	2,683,418	1,238,230	622,206	250,429	26,818	2,754,156
Great-West MFS International Growth Fund Initial Class	339,178	3,720,985	1,407,344	710,887	164,018	50,373	3,805,574
Great-West MFS International Value Fund Initial Class	419,472	4,553,431	1,204,244	856,562	247,407	44,960	4,647,754
Great-West Multi-Manager Large Cap Growth Fund Initial Class	665,076	6,015,791	1,489,051	1,638,858	233,466	44,114	6,211,814
Great-West Putnam Equity Income Fund Initial Class	545,180	7,322,878	2,339,426	1,444,118	677,478	180,392	7,605,257
Great-West Putnam High Yield Bond Fund Initial Class	1,472,329	8,582,428	5,991,067	1,838,023	101,132	492,125	12,264,504
Great-West Real Estate Index Fund Initial Class	403,410	4,713,037	1,322,677	1,844,911	290,725	98,025	5,046,662
Great-West S&P 500® Index Fund Initial Class	1,534,090	26,626,976	5,627,807	4,970,426	2,455,356	421,128	27,659,650
Great-West S&P Mid Cap 400® Index Fund Initial Class	810,251	11,403,706	3,243,163	2,227,858	1,061,145	168,012	11,894,491
Great-West S&P Small Cap 600® Index Fund Initial Class	670,626	8,236,788	3,320,542	2,056,235	868,202	101,956	8,483,426
Great-West Short Duration Bond Fund Initial Class	119,678	963,523	523,818	248,080	(1,839)	16,676	1,232,685
Great-West T. Rowe Price Equity Income Fund Initial Class	395,524	7,319,933	2,325,718	1,362,493	495,646	144,851	7,613,833
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	133,260	2,794,024	1,015,619	672,152	230,863	23,085	2,925,056
Great-West Templeton Global Bond Fund Initial Class	620,916	4,961,820	2,000,729	1,029,892	(10,713)	259,302	5,613,083

					$8,194,709	$4,586,110	$190,234,219

Annual Report - December 31, 2014

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	3,810,435	$35,468,204	$16,694,148	$4,086,637	$1,306,831	$1,295,732	$42,753,083
Great-West Ariel Mid Cap Value Fund Initial Class	6,517,599	8,764,057	3,578,401	1,187,642	111,314	187,365	10,558,511
Great-West Bond Index Fund Initial Class	5,340,685	54,986,693	26,673,468	10,642,209	(62,148)	1,419,445	73,007,165
Great-West Federated Bond Fund Initial Class	4,085,933	32,961,410	15,814,656	6,069,582	(222,722)	1,074,099	43,719,481
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	3,496,765	35,163,737	13,296,460	5,683,612	133,331	4,907,726	42,240,915
Great-West International Index Fund Initial Class	11,081,752	98,306,018	39,116,837	10,660,100	1,204,435	1,964,536	116,136,756
Great-West Life & Annuity Contract	8,510,009	5,671,767	3,690,020	957,426	—	105,648	8,510,009
Great-West Loomis Sayles Bond Fund Initial Class	2,208,241	22,091,379	11,445,072	3,014,759	41,934	1,044,511	29,148,779
Great-West Loomis Sayles Small Cap Value Fund Initial Class	770,011	15,827,002	7,618,462	1,948,021	637,968	178,059	18,842,161
Great-West MFS International Growth Fund Initial Class	2,329,723	22,085,648	9,933,000	2,592,960	296,469	343,845	26,139,490
Great-West MFS International Value Fund Initial Class	2,882,151	27,032,982	8,984,979	3,090,194	914,384	304,161	31,934,238
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,577,122	35,542,526	9,310,512	7,086,492	(1,264,868)	296,948	42,750,318
Great-West Putnam Equity Income Fund Initial Class	3,736,859	43,370,664	15,443,785	4,688,637	2,148,979	1,197,139	52,129,187
Great-West Putnam High Yield Bond Fund Initial Class	4,397,237	22,085,751	18,790,370	2,830,839	215,089	1,421,681	36,628,985
Great-West Real Estate Index Fund Initial Class	2,282,599	23,039,530	7,546,654	6,725,175	1,274,300	528,260	28,555,315
Great-West S&P 500® Index Fund Initial Class	10,516,959	158,017,738	37,343,326	13,768,429	10,118,020	2,785,427	189,620,776
Great-West S&P Mid Cap 400® Index Fund Initial Class	5,544,818	67,615,077	19,783,532	6,193,738	3,079,206	1,118,695	81,397,929
Great-West S&P Small Cap 600® Index Fund Initial Class	4,578,504	48,828,040	19,492,996	6,807,713	2,684,183	681,183	57,918,073
Great-West Short Duration Bond Fund Initial Class	350,597	2,521,132	1,542,176	426,761	(957)	47,303	3,611,148
Great-West T. Rowe Price Equity Income Fund Initial Class	2,708,938	43,355,683	15,643,084	3,781,166	1,753,347	957,776	52,147,051
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	909,476	16,568,548	6,187,245	2,230,252	563,539	151,094	19,962,994
Great-West Templeton Global Bond Fund Initial Class	1,854,538	12,743,961	6,558,611	1,607,528	(68,432)	756,757	16,765,028

					$24,864,202	$22,767,390	$1,024,477,392

Annual Report - December 31, 2014

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	180,336	$2,893,541	$1,855,826	$2,198,311	$469,528	$66,342	$2,023,373
Great-West Ariel Mid Cap Value Fund Initial Class	299,108	717,904	425,105	592,338	61,467	10,001	484,556
Great-West Bond Index Fund Initial Class	99,491	1,893,091	1,426,474	2,039,693	(1,134)	42,173	1,360,047
Great-West Federated Bond Fund Initial Class	76,309	1,137,740	856,398	1,219,335	(13,214)	34,830	816,503
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	163,190	2,870,568	1,546,933	2,513,613	105,773	246,314	1,971,339
Great-West International Index Fund Initial Class	485,050	8,036,543	4,608,527	5,797,494	1,070,522	86,160	5,083,323
Great-West Life & Annuity Contract	156,912	191,029	182,091	219,802	—	3,594	156,912
Great-West Loomis Sayles Bond Fund Initial Class	41,723	757,507	587,489	766,597	4,427	26,560	550,745
Great-West Loomis Sayles Small Cap Value Fund Initial Class	36,254	1,295,550	827,904	937,992	223,790	11,012	887,127
Great-West MFS International Growth Fund Initial Class	104,071	1,805,631	1,099,546	1,375,121	173,328	15,886	1,167,683
Great-West MFS International Value Fund Initial Class	126,544	2,201,311	1,166,347	1,564,509	409,016	15,734	1,402,109
Great-West Multi-Manager Large Cap Growth Fund Initial Class	201,052	2,917,240	1,308,866	2,452,845	259,553	16,392	1,877,828
Great-West Putnam Equity Income Fund Initial Class	169,697	3,528,321	1,852,505	2,277,952	924,741	72,041	2,367,270
Great-West Putnam High Yield Bond Fund Initial Class	82,108	757,294	872,228	908,125	2,180	36,076	683,962
Great-West Real Estate Index Fund Initial Class	91,448	1,710,529	980,139	1,701,828	328,415	32,304	1,144,015
Great-West S&P 500® Index Fund Initial Class	460,860	12,833,903	5,517,389	7,873,249	3,813,112	167,395	8,309,312
Great-West S&P Mid Cap 400® Index Fund Initial Class	245,185	5,496,609	2,600,197	3,407,313	1,462,335	65,420	3,599,318
Great-West S&P Small Cap 600® Index Fund Initial Class	204,822	3,974,617	2,329,320	2,807,964	913,406	39,036	2,590,999
Great-West Short Duration Bond Fund Initial Class	6,398	84,049	75,855	94,177	(818)	1,356	65,901
Great-West T. Rowe Price Equity Income Fund Initial Class	122,420	3,525,204	1,920,437	2,404,451	732,968	57,952	2,356,590
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	41,805	1,349,599	745,414	947,983	312,440	10,783	917,613
Great-West Templeton Global Bond Fund Initial Class	35,055	436,578	339,969	441,731	(6,993)	18,565	316,902

					$11,244,842	$1,075,926	$40,133,427

Annual Report - December 31, 2014

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	341,971	$3,433,596	$1,601,071	$608,533	$236,276	$117,525	$3,836,918
Great-West Ariel Mid Cap Value Fund Initial Class	585,960	847,569	367,545	206,127	15,188	17,033	949,254
Great-West Bond Index Fund Initial Class	565,618	6,575,896	2,808,985	1,924,553	(41,873)	161,216	7,731,999
Great-West Federated Bond Fund Initial Class	433,102	3,947,302	1,656,988	1,106,024	(39,039)	124,171	4,634,193
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	315,598	3,402,829	1,302,582	871,412	4,840	445,237	3,812,423
Great-West International Index Fund Initial Class	1,145,673	10,945,116	4,031,618	1,609,335	352,307	203,528	12,006,655
Great-West Loomis Sayles Bond Fund Initial Class	234,041	2,638,843	1,196,483	603,496	13,231	115,382	3,089,341
Great-West Loomis Sayles Small Cap Value Fund Initial Class	80,578	1,771,466	889,003	331,856	145,853	18,921	1,971,748
Great-West MFS International Growth Fund Initial Class	241,770	2,466,948	1,043,954	403,510	75,235	35,845	2,712,655
Great-West MFS International Value Fund Initial Class	299,187	3,004,981	942,154	484,940	139,303	31,922	3,314,994
Great-West Multi-Manager Large Cap Growth Fund Initial Class	410,989	3,442,775	945,714	801,613	99,433	27,110	3,838,636
Great-West Putnam Equity Income Fund Initial Class	335,587	4,192,163	1,467,462	690,122	316,380	110,095	4,681,441
Great-West Putnam High Yield Bond Fund Initial Class	463,453	2,638,697	1,997,125	629,262	25,129	156,408	3,860,559
Great-West Real Estate Index Fund Initial Class	194,637	2,172,202	696,609	837,512	141,926	47,432	2,434,903
Great-West S&P 500® Index Fund Initial Class	942,565	15,279,338	3,671,646	2,457,812	1,201,948	256,239	16,994,450
Great-West S&P Mid Cap 400® Index Fund Initial Class	499,187	6,534,369	2,084,262	1,086,379	517,084	102,553	7,328,060
Great-West S&P Small Cap 600® Index Fund Initial Class	478,852	5,432,657	2,349,576	1,138,331	482,954	71,880	6,057,478
Great-West T. Rowe Price Equity Income Fund Initial Class	243,560	4,191,406	1,507,312	654,900	241,874	88,210	4,688,537
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	81,867	1,606,544	636,174	334,198	119,000	14,141	1,796,978
Great-West Templeton Global Bond Fund Initial Class	207,131	1,627,429	711,068	350,714	4,425	87,817	1,872,465

					$4,051,474	$2,232,665	$97,613,687

Annual Report - December 31, 2014

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	2,036,219	$18,670,486	$9,449,511	$2,293,227	$835,211	$692,065	$22,846,374
Great-West Ariel Mid Cap Value Fund Initial Class	3,513,661	4,615,373	2,165,778	759,655	73,253	100,445	5,692,131
Great-West Bond Index Fund Initial Class	1,470,333	15,977,081	7,515,960	3,979,713	(31,006)	407,710	20,099,458
Great-West Federated Bond Fund Initial Class	1,126,126	9,589,454	4,453,236	2,307,043	(87,482)	312,356	12,049,546
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,873,101	18,465,478	7,661,819	3,186,646	89,486	2,619,524	22,627,062
Great-West International Index Fund Initial Class	6,829,220	59,586,346	25,729,280	7,135,870	701,939	1,213,732	71,570,222
Great-West Loomis Sayles Bond Fund Initial Class	608,693	6,404,563	3,146,019	1,138,703	19,090	295,011	8,034,746
Great-West Loomis Sayles Small Cap Value Fund Initial Class	479,706	9,591,337	5,010,366	1,178,586	445,493	109,438	11,738,411
Great-West MFS International Growth Fund Initial Class	1,436,495	13,382,910	6,449,107	1,689,764	163,843	212,303	16,117,470
Great-West MFS International Value Fund Initial Class	1,778,455	16,371,625	6,062,174	2,060,304	606,660	187,856	19,705,277
Great-West Multi-Manager Large Cap Growth Fund Initial Class	2,448,207	18,775,940	5,374,725	3,749,898	(472,963)	158,614	22,866,254
Great-West Putnam Equity Income Fund Initial Class	1,995,772	22,788,396	8,749,981	2,577,794	1,190,697	638,075	27,841,014
Great-West Putnam High Yield Bond Fund Initial Class	1,208,847	6,349,941	5,174,067	1,036,980	84,209	399,228	10,069,697
Great-West Real Estate Index Fund Initial Class	1,030,033	10,365,062	3,844,506	3,375,879	656,536	240,143	12,885,710
Great-West S&P 500® Index Fund Initial Class	5,606,980	82,811,281	22,098,260	8,133,027	5,331,648	1,482,263	101,093,860
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,968,005	35,439,132	12,115,675	3,867,932	1,861,898	595,030	43,570,311
Great-West S&P Small Cap 600® Index Fund Initial Class	2,846,793	29,429,214	12,985,907	4,124,282	1,759,876	418,357	36,011,932
Great-West T. Rowe Price Equity Income Fund Initial Class	1,448,228	22,764,948	9,128,206	2,350,035	956,024	510,172	27,878,394
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	485,414	8,685,391	3,646,310	1,298,388	377,784	80,304	10,654,838
Great-West Templeton Global Bond Fund Initial Class	539,062	3,953,934	1,874,134	666,652	(1,446)	225,969	4,873,123

					$14,560,750	$10,898,595	$508,225,830

Annual Report - December 31, 2014

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	87,586	$1,573,975	$974,269	$1,291,053	$269,555	$34,368	$982,718
Great-West Ariel Mid Cap Value Fund Initial Class	144,835	390,923	237,305	358,039	37,766	5,174	234,633
Great-West Bond Index Fund Initial Class	32,758	743,020	495,531	822,938	1	16,636	447,801
Great-West Federated Bond Fund Initial Class	25,091	446,745	293,571	487,133	(4,013)	14,071	268,469
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	79,252	1,563,776	837,679	1,484,751	80,017	126,455	957,359
Great-West International Index Fund Initial Class	275,370	5,032,479	2,940,087	3,990,428	647,567	48,972	2,885,877
Great-West Loomis Sayles Bond Fund Initial Class	13,703	297,184	202,444	309,921	1,563	10,050	180,876
Great-West Loomis Sayles Small Cap Value Fund Initial Class	20,261	811,391	549,115	681,505	147,121	6,856	495,775
Great-West MFS International Growth Fund Initial Class	58,811	1,133,238	692,871	946,438	102,745	9,201	659,859
Great-West MFS International Value Fund Initial Class	71,785	1,377,329	725,831	1,050,650	265,831	9,429	795,381
Great-West Multi-Manager Large Cap Growth Fund Initial Class	98,930	1,599,633	714,347	1,440,818	167,120	8,672	924,005
Great-West Putnam Equity Income Fund Initial Class	82,911	1,921,463	1,004,932	1,365,707	532,994	38,816	1,156,607
Great-West Putnam High Yield Bond Fund Initial Class	26,663	301,376	309,575	375,414	509	13,666	222,107
Great-West Real Estate Index Fund Initial Class	39,323	824,468	459,822	857,446	182,248	15,792	491,925
Great-West S&P 500® Index Fund Initial Class	226,508	6,970,156	3,003,013	4,644,129	2,214,825	89,814	4,083,945
Great-West S&P Mid Cap 400® Index Fund Initial Class	120,136	2,987,917	1,547,549	2,150,798	850,312	34,913	1,763,604
Great-West S&P Small Cap 600® Index Fund Initial Class	115,722	2,482,494	1,586,357	2,031,929	597,592	23,875	1,463,879
Great-West T. Rowe Price Equity Income Fund Initial Class	59,855	1,919,582	1,040,972	1,433,967	420,171	31,177	1,152,210
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	20,302	733,597	421,687	585,957	180,397	6,045	445,629
Great-West Templeton Global Bond Fund Initial Class	11,936	185,157	121,799	193,297	(3,366)	7,396	107,905

					$6,690,955	$551,378	$19,720,564

Annual Report - December 31, 2014

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	103,801	$860,427	$639,544	$188,272	$36,900	$35,150	$1,164,645
Great-West Ariel Mid Cap Value Fund Initial Class	178,386	211,780	149,152	54,751	3,917	5,092	288,986
Great-West Bond Index Fund Initial Class	139,894	1,388,541	936,625	480,009	(15,763)	39,068	1,912,352
Great-West Federated Bond Fund Initial Class	107,424	833,600	559,224	269,790	(5,403)	29,975	1,149,438
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	95,528	855,418	540,896	228,263	280	133,289	1,153,981
Great-West International Index Fund Initial Class	399,835	3,133,966	2,048,191	512,159	137,780	70,690	4,190,267
Great-West Loomis Sayles Bond Fund Initial Class	58,027	557,370	399,270	153,132	3,346	28,263	765,953
Great-West Loomis Sayles Small Cap Value Fund Initial Class	27,699	503,908	383,311	107,407	30,086	6,333	677,788
Great-West MFS International Growth Fund Initial Class	84,227	704,512	499,436	126,704	24,372	12,392	945,034
Great-West MFS International Value Fund Initial Class	104,092	860,678	504,168	161,283	46,305	10,935	1,153,346
Great-West Multi-Manager Large Cap Growth Fund Initial Class	124,698	871,833	438,017	230,307	15,624	8,056	1,164,680
Great-West Putnam Equity Income Fund Initial Class	101,785	1,050,181	630,969	182,621	80,095	32,425	1,419,899
Great-West Putnam High Yield Bond Fund Initial Class	114,710	557,200	597,987	166,355	1,923	38,269	955,536
Great-West Real Estate Index Fund Initial Class	56,137	513,382	288,204	210,317	31,487	13,098	702,272
Great-West S&P 500® Index Fund Initial Class	286,018	3,803,661	1,810,619	639,346	301,141	75,223	5,156,902
Great-West S&P Mid Cap 400® Index Fund Initial Class	150,891	1,631,135	906,766	285,674	123,382	30,211	2,215,077
Great-West S&P Small Cap 600® Index Fund Initial Class	164,485	1,545,156	1,052,582	356,585	129,938	24,237	2,080,737
Great-West T. Rowe Price Equity Income Fund Initial Class	73,822	1,049,532	654,998	185,770	60,197	25,925	1,421,069
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	24,788	400,857	263,748	91,982	27,793	4,083	544,089
Great-West Templeton Global Bond Fund Initial Class	61,196	409,909	291,078	115,600	(511)	25,745	553,210

					$1,032,889	$648,459	$29,615,261

Annual Report - December 31, 2014

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	540,171	$4,462,474	$2,909,305	$515,328	$198,423	$181,749	$6,060,715
Great-West Ariel Mid Cap Value Fund Initial Class	923,069	1,104,706	666,722	189,436	16,536	26,099	1,495,372
Great-West Bond Index Fund Initial Class	353,047	3,486,532	2,114,050	911,938	(15,508)	94,844	4,826,148
Great-West Federated Bond Fund Initial Class	270,435	2,087,660	1,260,521	516,801	(13,396)	72,120	2,893,650
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	497,913	4,442,279	2,469,039	783,630	3,828	690,647	6,014,784
Great-West International Index Fund Initial Class	2,083,213	16,310,804	9,744,367	2,058,505	395,616	369,234	21,832,074
Great-West Loomis Sayles Bond Fund Initial Class	146,198	1,404,004	893,108	272,035	6,027	69,790	1,929,815
Great-West Loomis Sayles Small Cap Value Fund Initial Class	144,954	2,603,577	1,786,742	329,895	132,990	32,284	3,547,034
Great-West MFS International Growth Fund Initial Class	439,078	3,668,937	2,355,476	470,215	68,351	64,566	4,926,457
Great-West MFS International Value Fund Initial Class	542,966	4,480,604	2,349,040	605,018	178,430	56,662	6,016,058
Great-West Multi-Manager Large Cap Growth Fund Initial Class	649,525	4,546,630	1,854,422	797,055	29,604	41,401	6,066,566
Great-West Putnam Equity Income Fund Initial Class	530,179	5,440,075	2,873,113	609,161	280,739	165,661	7,395,993
Great-West Putnam High Yield Bond Fund Initial Class	291,670	1,389,895	1,381,063	242,329	17,549	94,625	2,429,613
Great-West Real Estate Index Fund Initial Class	255,425	2,316,588	1,134,072	740,640	133,508	57,682	3,195,364
Great-West S&P 500® Index Fund Initial Class	1,486,249	19,751,137	7,673,357	2,024,627	979,434	383,737	26,797,072
Great-West S&P Mid Cap 400® Index Fund Initial Class	788,334	8,440,465	4,045,463	924,761	394,631	154,760	11,572,737
Great-West S&P Small Cap 600® Index Fund Initial Class	859,356	7,981,198	4,729,286	1,150,157	521,364	123,999	10,870,859
Great-West T. Rowe Price Equity Income Fund Initial Class	384,663	5,433,413	3,017,487	599,251	230,619	132,143	7,404,765
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	129,444	2,073,779	1,155,011	281,519	86,965	20,624	2,841,299
Great-West Templeton Global Bond Fund Initial Class	153,950	1,027,788	664,061	214,210	3,210	63,821	1,391,704

					$3,648,920	$2,896,448	$139,508,079

Annual Report - December 31, 2014

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	18,626	$203,224	$215,904	$175,000	$24,016	$6,725	$208,984
Great-West Ariel Mid Cap Value Fund Initial Class	31,276	50,287	52,603	46,944	4,439	973	50,668
Great-West Bond Index Fund Initial Class	7,147	96,298	105,582	107,938	579	2,667	97,703
Great-West Federated Bond Fund Initial Class	5,485	57,674	63,517	63,282	634	2,179	58,694
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	17,003	203,906	193,812	193,353	8,667	25,225	205,391
Great-West International Index Fund Initial Class	69,307	737,821	806,670	674,270	55,717	12,257	726,340
Great-West Loomis Sayles Bond Fund Initial Class	2,964	38,712	43,389	40,822	181	1,729	39,126
Great-West Loomis Sayles Small Cap Value Fund Initial Class	4,961	118,738	130,609	103,831	13,450	1,356	121,404
Great-West MFS International Growth Fund Initial Class	14,662	166,026	184,921	156,144	6,358	2,224	164,505
Great-West MFS International Value Fund Initial Class	18,063	202,740	203,489	177,483	28,607	2,122	200,141
Great-West Multi-Manager Large Cap Growth Fund Initial Class	21,640	211,166	165,845	199,503	6,896	1,612	202,119
Great-West Putnam Equity Income Fund Initial Class	17,900	246,738	236,035	197,662	47,656	6,808	249,700
Great-West Putnam High Yield Bond Fund Initial Class	5,815	38,702	61,013	49,168	(353)	2,326	48,435
Great-West Real Estate Index Fund Initial Class	7,777	96,337	88,663	100,645	18,917	2,301	97,293
Great-West S&P 500® Index Fund Initial Class	49,601	895,173	734,947	658,884	218,557	15,455	894,305
Great-West S&P Mid Cap 400® Index Fund Initial Class	26,255	383,873	350,569	298,889	80,520	6,195	385,423
Great-West S&P Small Cap 600® Index Fund Initial Class	28,690	363,529	373,897	314,333	62,120	4,869	362,931
Great-West T. Rowe Price Equity Income Fund Initial Class	12,946	246,472	245,765	208,383	35,505	5,350	249,209
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	4,382	94,171	91,992	77,642	17,869	1,001	96,172
Great-West Templeton Global Bond Fund Initial Class	3,118	28,599	32,232	31,143	(642)	1,612	28,189

					$629,693	$104,986	$4,486,732

Annual Report - December 31, 2014

3. PURCHASES & SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Purchases	Sales
Great-West Lifetime 2015 Fund I	$57,181,235	$79,045,842
Great-West Lifetime 2015 Fund II	279,091,590	236,023,369
Great-West Lifetime 2015 Fund III	42,427,471	32,610,716
Great-West Lifetime 2025 Fund I	89,163,952	88,223,992
Great-West Lifetime 2025 Fund II	506,296,039	293,660,560
Great-West Lifetime 2025 Fund III	60,828,782	72,721,471
Great-West Lifetime 2035 Fund I	78,414,844	63,324,683
Great-West Lifetime 2035 Fund II	411,706,298	180,377,789
Great-West Lifetime 2035 Fund III	43,983,580	71,884,212
Great-West Lifetime 2045 Fund I	41,859,475	28,393,242
Great-West Lifetime 2045 Fund II	219,543,839	99,079,261
Great-West Lifetime 2045 Fund III	24,989,121	43,681,063
Great-West Lifetime 2055 Fund I	18,309,192	7,986,455
Great-West Lifetime 2055 Fund II	76,146,914	25,670,191
Great-West Lifetime 2055 Fund III	6,114,627	6,123,732

4. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

5. TAX INFORMATION (unaudited)

The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:

	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Lifetime 2015 Fund I	$20,962	$280,866
Great-West Lifetime 2015 Fund II	147,683	1,978,296
Great-West Lifetime 2015 Fund III	7,693	102,983
Great-West Lifetime 2025 Fund I	54,934	722,851
Great-West Lifetime 2025 Fund II	408,023	5,371,081
Great-West Lifetime 2025 Fund III	20,068	263,971
Great-West Lifetime 2035 Fund I	77,922	1,007,250
Great-West Lifetime 2035 Fund II	534,695	6,917,198
Great-West Lifetime 2035 Fund III	23,518	303,951
Great-West Lifetime 2045 Fund I	57,666	732,517
Great-West Lifetime 2045 Fund II	343,206	3,903,981
Great-West Lifetime 2045 Fund III	13,877	176,213
Great-West Lifetime 2055 Fund I	20,873	260,716
Great-West Lifetime 2055 Fund II	108,857	1,359,369
Great-West Lifetime 2055 Fund III	3,626	45,260

Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, the following are the percentages that qualify for the dividend received deduction available to each Fund’s corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Lifetime 2015 Fund I	11%
Great-West Lifetime 2015 Fund II	35%
Great-West Lifetime 2015 Fund III	17%
Great-West Lifetime 2025 Fund I	15%
Great-West Lifetime 2025 Fund II	22%
Great-West Lifetime 2025 Fund III	22%
Great-West Lifetime 2035 Fund I	25%
Great-West Lifetime 2035 Fund II	33%
Great-West Lifetime 2035 Fund III	39%
Great-West Lifetime 2045 Fund I	32%
Great-West Lifetime 2045 Fund II	38%
Great-West Lifetime 2045 Fund III	41%
Great-West Lifetime 2055 Fund I	33%
Great-West Lifetime 2055 Fund II	37%
Great-West Lifetime 2055 Fund III	40%

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Lifetime 2015 Fund I , Great-West Lifetime 2015 Fund II, Great-West Lifetime 2015 Fund III, Great-West Lifetime 2025 Fund I , Great-West Lifetime 2025 Fund II, Great-West Lifetime 2025 Fund III , Great-West Lifetime 2035 Fund I , Great-West Lifetime 2035 Fund II, Great-West Lifetime 2035 Fund III, Great-West Lifetime 2045 Fund I , Great-West Lifetime 2045 Fund II, Great-West Lifetime 2045 Fund III, Great-West Lifetime 2055 Fund I, Great-West Lifetime 2055 Fund II, and Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds), of Great-West Funds, Inc. as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with transfer agent and mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Funds as of December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East Orchard	Chairman, President & Chief Executive	Since 2008 (as Director) Since 2014	Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance	62	N/A

Road, Greenwood Village, CO 80111 1961	Officer, Director	(as Chairman) Since 2014 (as President and Chief Executive Officer)

Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised

Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC

Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London	N/A	N/A

Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment	N/A	N/A

Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

***Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

                (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015